Schedule of Investments (unaudited)
December 31, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.(a)(b)(c)	2,326,470	$ 192,608,451
Mercury Systems, Inc.(a)(b)(c)	3,165,092	231,083,367
Moog, Inc., Class A(a)	1,694,133	412,606,092
National Presto Industries, Inc.	315,262	33,657,371
		869,955,281
Air Freight & Logistics — 0.2%
Forward Air Corp.(b)(c)	1,339,092	33,477,300
Hub Group, Inc., Class A(a)(c)	3,610,090	153,825,935
		187,303,235
Automobile Components — 1.4%
Adient PLC(a)(b)(c)	4,718,926	90,461,811
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,168,627	45,950,899
Dana, Inc.(a)	6,962,695	165,433,633
Dorman Products, Inc.(a)(b)(c)	1,658,826	204,350,775
Fox Factory Holding Corp.(a)(b)	2,497,444	42,731,267
Gentherm, Inc.(a)(b)	1,818,477	66,138,008
LCI Industries(a)	1,442,067	174,980,410
Patrick Industries, Inc.(a)	1,983,892	215,113,410
Phinia, Inc.(a)	2,290,842	143,612,885
Standard Motor Products, Inc.(a)	1,263,922	46,575,526
XPEL, Inc.(a)(b)(c)	1,500,640	74,896,942
		1,270,245,566
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,680,397	68,089,686
Banks — 8.6%
Ameris Bancorp(a)	3,817,955	283,559,518
Atlantic Union Bankshares Corp.(a)	8,513,640	300,531,492
Axos Financial, Inc.(a)(b)(c)	3,383,759	291,544,675
Banc of California, Inc.(a)	7,999,424	154,308,889
BancFirst Corp.	1,231,558	130,569,779
Bancorp, Inc. (The)(a)(b)(c)	2,593,054	175,083,006
Bank of Hawaii Corp.(a)	2,367,269	161,850,182
BankUnited, Inc.(a)	4,368,801	194,717,461
Banner Corp.(a)	2,036,205	127,588,605
Beacon Financial Corp.(a)	5,026,373	132,545,456
Capitol Federal Financial, Inc.(a)	7,245,164	49,339,567
Cathay General Bancorp(a)	4,066,011	196,754,272
Central Pacific Financial Corp.(a)	1,579,999	49,232,769
City Holding Co.(a)	858,579	102,342,617
Community Financial System, Inc.(a)	3,138,336	180,266,020
Customers Bancorp, Inc.(a)(b)(c)	1,898,226	138,798,285
CVB Financial Corp.(a)	7,663,547	142,541,974
Dime Community Bancshares, Inc.(a)	2,432,027	73,179,692
Eagle Bancorp, Inc.(a)(c)	1,646,337	35,264,539
FB Financial Corp.	2,405,141	134,206,868
First BanCorp/Puerto Rico(a)	9,339,279	193,603,254
First Bancorp/Southern Pines NC(a)	2,470,893	125,496,655
First Commonwealth Financial Corp.(a)	6,162,709	103,903,274
First Financial Bancorp(a)	6,168,232	154,329,165
First Hawaiian, Inc.(a)	7,373,120	186,539,936
First Interstate BancSystem, Inc., Class A(a)	5,334,674	184,579,720
Fulton Financial Corp.(a)	10,600,422	204,906,157
Hanmi Financial Corp.(a)	1,787,827	48,324,964
Heritage Financial Corp.(a)	2,050,100	48,484,865
Hilltop Holdings, Inc.	2,557,852	86,813,497
Hope Bancorp, Inc.(a)	7,637,445	83,706,397
Independent Bank Corp.(a)	2,958,770	216,226,912
Lakeland Financial Corp.(a)	1,521,065	86,791,969
Security	Shares	Value
Banks (continued)
National Bank Holdings Corp., Class A(a)	2,259,264	$ 85,874,625
NBT Bancorp, Inc.(a)	3,117,499	129,438,558
Northwest Bancshares, Inc.(a)	8,705,507	104,466,084
OFG Bancorp(a)	2,625,753	107,603,358
Park National Corp.(a)	852,723	129,767,386
Pathward Financial, Inc.(a)(c)	1,362,287	96,722,377
Preferred Bank	546,812	51,635,457
Provident Financial Services, Inc.(a)	7,508,046	148,283,908
Renasant Corp.(a)	5,676,297	199,919,180
S&T Bancorp, Inc.(a)	2,277,438	89,617,185
Seacoast Banking Corp. of Florida(a)	5,773,001	181,387,691
ServisFirst Bancshares, Inc.(a)	2,994,872	215,001,861
Simmons First National Corp., Class A(a)	8,624,231	162,566,754
Southside Bancshares, Inc.(a)	1,705,967	51,844,337
Stellar Bancorp, Inc.(a)	2,744,784	84,923,617
Tompkins Financial Corp.(a)	756,529	54,863,483
Triumph Financial, Inc.(a)(b)(c)	1,345,018	84,238,477
TrustCo Bank Corp.(a)	1,100,600	45,487,798
Trustmark Corp.(a)	3,572,975	139,167,376
United Community Banks, Inc.(a)	7,195,573	224,645,789
WaFd, Inc.(a)	4,708,813	150,823,280
Westamerica BanCorp(a)	1,485,429	71,048,069
WSFS Financial Corp.(a)	3,266,196	180,424,667
		7,567,683,748
Beverages — 0.0%
National Beverage Corp.(b)	1,394,215	44,461,516
Biotechnology — 4.0%
ACADIA Pharmaceuticals, Inc.(b)(c)	7,461,075	199,285,313
ADMA Biologics, Inc.(a)(b)(c)	14,184,350	258,722,544
Alkermes PLC(a)(b)(c)	9,840,822	275,346,200
Arcus Biosciences, Inc.(b)(c)	5,087,147	121,226,713
Arrowhead Pharmaceuticals, Inc.(a)(b)(c)	8,240,588	547,092,637
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,885,233	160,701,338
Dynavax Technologies Corp.(a)(b)(c)	6,022,500	92,626,050
Krystal Biotech, Inc.(a)(b)(c)	1,538,207	379,229,554
Myriad Genetics, Inc.(a)(b)(c)	5,630,030	34,624,684
Protagonist Therapeutics, Inc.(a)(b)(c)	3,502,379	305,897,782
PTC Therapeutics, Inc.(a)(b)(c)	4,785,225	363,485,691
Sarepta Therapeutics, Inc.(a)(b)(c)	6,244,210	134,375,399
TG Therapeutics, Inc.(a)(b)(c)	8,103,148	241,554,842
Veracyte, Inc.(a)(b)(c)	4,710,995	198,332,889
Vericel Corp.(a)(b)(c)	3,013,552	108,518,008
Vir Biotechnology, Inc.(b)(c)	5,748,045	34,660,711
Xencor, Inc.(a)(b)(c)	4,254,044	65,129,414
		3,520,809,769
Broadline Retail — 0.5%
Etsy, Inc.(a)(b)(c)	5,882,877	326,146,701
Kohl’s Corp.(a)(c)	6,678,705	136,312,369
		462,459,070
Building Products — 2.7%
American Woodmark Corp.(a)(b)(c)	867,881	46,778,786
Apogee Enterprises, Inc.(a)	1,281,361	46,654,354
Armstrong World Industries, Inc.(a)	2,570,537	491,229,621
AZZ, Inc.(a)(c)	1,791,268	191,988,104
CSW Industrials, Inc.(a)(c)	994,564	291,934,371
Gibraltar Industries, Inc.(a)(b)(c)	1,760,221	87,025,326
Griffon Corp.(a)	2,330,707	171,656,571
Hayward Holdings, Inc.(a)(b)(c)	11,890,052	183,701,303
Insteel Industries, Inc.(a)(c)	1,156,595	36,629,364
Masterbrand, Inc.(a)(b)(c)	7,553,586	83,391,589
Quanex Building Products Corp.(a)	2,717,264	41,791,520

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Resideo Technologies, Inc.(a)(b)(c)	8,209,065	$ 288,302,363
Zurn Elkay Water Solutions Corp.(a)	8,877,213	412,701,632
		2,373,784,904
Capital Markets — 3.2%
Acadian Asset Management, Inc.	1,574,293	73,991,771
Artisan Partners Asset Management, Inc., Class A(a)	4,199,129	171,072,515
BGC Group, Inc., Class A(a)	21,412,343	191,212,223
Cohen & Steers, Inc.	1,641,243	103,037,236
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,580,973	73,815,629
MarketAxess Holdings, Inc.(a)	2,024,379	366,918,694
Moelis & Co., Class A	3,545,796	243,738,017
Piper Sandler Cos.(a)	991,518	336,828,580
PJT Partners, Inc., Class A(a)(c)	1,448,653	242,214,782
StepStone Group, Inc., Class A(a)	4,338,455	278,398,657
StoneX Group, Inc.(a)(b)(c)	2,767,450	263,267,518
Victory Capital Holdings, Inc., Class A	2,863,623	180,665,975
Virtu Financial, Inc., Class A(a)	4,756,258	158,478,517
Virtus Investment Partners, Inc.(a)	378,205	61,704,146
WisdomTree, Inc.	6,845,306	83,444,280
		2,828,788,540
Chemicals — 3.6%
Balchem Corp.(a)(c)	1,930,204	296,016,085
Celanese Corp., Class A(a)(c)	6,526,388	275,935,685
Chemours Co. (The)(a)	8,931,442	105,301,701
Eastman Chemical Co.(a)	6,798,779	433,966,064
Element Solutions, Inc.(a)	13,557,894	338,811,771
FMC Corp.(a)	7,443,317	103,238,807
Hawkins, Inc.(a)(c)	1,244,936	176,855,608
HB Fuller Co.(a)	3,223,462	191,667,051
Ingevity Corp.(a)(b)(c)	2,143,059	126,826,232
Innospec, Inc.(a)	1,476,464	113,008,555
Koppers Holdings, Inc.(a)(c)	1,195,911	32,385,270
Minerals Technologies, Inc.(a)(c)	1,855,199	113,074,379
Quaker Chemical Corp.	816,272	112,082,308
Sensient Technologies Corp.(a)	2,531,840	237,866,368
Solstice Advanced Materials, Inc.(a)(b)	9,460,459	459,589,098
Stepan Co.(a)	1,280,053	60,623,310
		3,177,248,292
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.(a)	3,649,099	154,356,888
Brady Corp., Class A, NVS(a)	2,608,023	204,390,762
Casella Waste Systems, Inc., Class A(a)(b)(c)	3,725,368	364,862,542
CoreCivic, Inc.(a)(b)	6,232,067	119,094,800
Deluxe Corp.(a)	2,681,144	59,869,945
Enviri Corp.(a)(b)(c)	4,805,340	86,111,693
GEO Group, Inc. (The)(a)(b)	8,147,349	131,335,266
Healthcare Services Group, Inc.(a)(b)(c)	4,197,723	80,260,464
HNI Corp.(a)	4,103,672	172,518,371
Interface, Inc., Class A(a)(c)	3,479,186	97,138,873
Liquidity Services, Inc.(b)(c)	1,438,594	43,603,784
MillerKnoll, Inc.(a)	4,081,925	74,617,589
OPENLANE, Inc.(a)(b)(c)	6,332,762	188,589,652
Pitney Bowes, Inc.	7,008,612	74,081,029
UniFirst Corp.(a)(c)	868,034	167,443,759
Vestis Corp.(a)	6,675,488	44,525,505
		2,062,800,922
Communications Equipment — 1.2%
Calix, Inc.(a)(b)(c)	3,597,490	190,415,146
Digi International, Inc.(a)(b)(c)	2,211,862	95,751,506
Extreme Networks, Inc.(b)	5,817,720	96,865,038
Security	Shares	Value
Communications Equipment (continued)
Harmonic, Inc.(a)(b)(c)	6,686,062	$ 66,125,153
NetScout Systems, Inc.(a)(b)(c)	4,086,726	110,586,806
Viasat, Inc.(a)(b)(c)	8,061,567	277,801,599
Viavi Solutions, Inc.(a)(b)(c)	13,350,604	237,907,763
		1,075,453,011
Construction & Engineering — 1.9%
Arcosa, Inc.(a)(c)	2,923,096	310,783,567
Everus Construction Group, Inc.(a)(b)(c)	3,039,956	260,098,635
Granite Construction, Inc.(a)(c)	2,601,528	300,086,255
MYR Group, Inc.(a)(b)(c)	925,126	202,140,031
Primoris Services Corp.(a)	3,220,397	399,780,084
WillScot Holdings Corp., Class A(a)	10,895,302	205,158,537
		1,678,047,109
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	1,793,378	132,763,773
Encore Capital Group, Inc.(a)(b)(c)	1,328,776	72,218,976
Enova International, Inc.(a)(b)(c)	1,478,148	232,364,866
EZCORP, Inc., Class A, NVS(a)(b)(c)	3,450,558	67,009,836
Navient Corp.	4,007,723	52,100,399
PRA Group, Inc.(a)(b)(c)	2,324,059	41,112,604
PROG Holdings, Inc.(a)	2,355,955	69,477,113
World Acceptance Corp.(b)(c)	171,277	24,045,578
		691,093,145
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	2,001,855	106,438,630
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,157,808	134,496,173
Grocery Outlet Holding Corp.(a)(b)(c)	5,882,246	59,410,685
PriceSmart, Inc.	1,508,216	185,012,857
United Natural Foods, Inc.(a)(b)(c)	3,614,150	121,688,430
		607,046,775
Containers & Packaging — 0.6%
O-I Glass, Inc.(a)(b)(c)	9,152,822	135,095,653
Sealed Air Corp.(a)	8,790,995	364,210,923
		499,306,576
Distributors — 0.5%
LKQ Corp.(a)	15,256,114	460,734,643
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(a)(b)(c)	2,170,918	224,624,885
Frontdoor, Inc.(a)(b)(c)	4,297,780	247,938,928
Matthews International Corp., Class A(a)	1,834,187	47,908,964
Mister Car Wash, Inc.(b)(c)	6,007,979	33,404,363
Perdoceo Education Corp.(a)	3,611,877	105,936,352
Strategic Education, Inc.(a)	1,384,924	111,070,905
Stride, Inc.(a)(b)(c)	2,579,344	167,476,806
		938,361,203
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.(a)	4,335,058	89,475,597
American Assets Trust, Inc.	2,813,210	53,254,065
Armada Hoffler Properties, Inc.(a)	4,774,619	31,607,978
Essential Properties Realty Trust, Inc.(a)	11,809,566	350,271,728
Global Net Lease, Inc.	8,905,211	76,584,815
		601,194,183
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.(a)(c)	2,827,467	60,960,188
Iridium Communications, Inc.(a)	6,241,355	108,474,750
Lumen Technologies, Inc.(b)(c)	47,061,267	365,666,045
Uniti Group, Inc.(b)(c)	10,680,758	74,872,114
		609,973,097

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc.(a)(b)(c)	10,286,233	$ 126,520,666
MGE Energy, Inc.(a)	2,177,703	170,775,469
Otter Tail Corp.(a)	2,509,057	202,756,896
		500,053,031
Electrical Equipment — 0.7%
Powell Industries, Inc.(c)	561,026	178,843,868
Sunrun, Inc.(a)(b)(c)	13,829,299	254,459,102
Vicor Corp.(b)(c)	1,353,838	148,380,645
		581,683,615
Electronic Equipment, Instruments & Components — 4.6%
Advanced Energy Industries, Inc.(a)(c)	2,249,696	471,018,851
Arlo Technologies, Inc.(a)(b)(c)	6,364,183	89,034,920
Badger Meter, Inc.(a)(c)	1,756,426	306,338,259
Benchmark Electronics, Inc.(a)	2,125,853	90,901,474
CTS Corp.(a)	1,730,827	74,200,553
ePlus, Inc.(a)	1,560,811	136,883,125
Insight Enterprises, Inc.(a)(b)(c)	1,846,160	150,406,655
Itron, Inc.(a)(b)(c)	2,729,668	253,476,970
Knowles Corp.(a)(b)	5,073,927	108,734,256
Mirion Technologies, Inc., Class A(a)(b)(c)	14,770,329	345,921,105
OSI Systems, Inc.(a)(b)(c)	954,161	243,368,305
PC Connection, Inc.	676,743	39,088,676
Plexus Corp.(a)(b)(c)	1,608,367	236,429,949
Ralliant Corp.(a)	6,723,280	342,282,185
Rogers Corp.(a)(b)(c)	996,533	91,252,527
Sanmina Corp.(a)(b)(c)	3,252,157	488,051,201
ScanSource, Inc.(a)(b)(c)	1,202,558	46,971,915
TTM Technologies, Inc.(a)(b)(c)	6,158,693	424,949,817
Vishay Intertechnology, Inc.(a)	7,358,363	106,622,680
		4,045,933,423
Energy Equipment & Services — 2.1%
Archrock, Inc.(a)	10,451,791	271,955,602
Atlas Energy Solutions, Inc.	4,598,039	43,313,527
Bristow Group, Inc.(a)(b)(c)	1,498,790	54,885,690
Cactus, Inc., Class A(a)	4,102,541	187,404,073
Core Laboratories, Inc.(a)(c)	2,773,685	44,462,171
Helix Energy Solutions Group, Inc.(a)(b)(c)	8,148,017	51,088,067
Helmerich & Payne, Inc.(a)	5,925,952	169,956,303
Innovex International, Inc.(b)(c)	2,299,312	50,285,953
Kodiak Gas Services, Inc.(a)	4,953,098	185,245,865
Liberty Energy, Inc., Class A(a)	9,652,246	178,180,461
Noble Corp. PLC	7,513,651	212,185,504
Oceaneering International, Inc.(a)(b)(c)	5,945,699	142,875,147
Patterson-UTI Energy, Inc.(a)	20,564,490	125,649,034
RPC, Inc.	5,296,995	28,815,653
Tidewater, Inc.(a)(b)(c)	2,753,506	139,079,588
		1,885,382,638
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	6,149,272	142,909,081
Madison Square Garden Sports Corp., Class A(a)(b)(c)	1,070,854	276,976,387
		419,885,468
Financial Services — 1.8%
Enact Holdings, Inc.	1,720,459	68,198,995
EVERTEC, Inc.(a)	3,812,608	110,908,767
HA Sustainable Infrastructure Capital, Inc.(a)	7,514,050	236,166,591
Jackson Financial, Inc., Class A	1,566,047	167,018,913
NCR Atleos Corp.(a)(b)(c)	4,404,235	167,845,396
NMI Holdings, Inc., Class A(a)(b)(c)	4,580,974	186,857,929
Payoneer Global, Inc.(b)	16,779,043	94,298,222
Security	Shares	Value
Financial Services (continued)
Radian Group, Inc.	6,618,430	$ 238,197,296
Sezzle, Inc.(b)(c)	1,017,347	64,576,101
Walker & Dunlop, Inc.(a)	2,029,832	122,094,395
Western Union Co. (The)	11,577,510	107,786,618
		1,563,949,223
Food Products — 1.0%
Cal-Maine Foods, Inc.(a)	2,717,042	216,195,032
Fresh Del Monte Produce, Inc.	1,963,898	69,973,686
Freshpet, Inc.(a)(b)(c)	2,908,711	177,227,761
J & J Snack Foods Corp.	933,569	84,366,631
John B Sanfilippo & Son, Inc.(a)	538,907	38,046,834
Simply Good Foods Co. (The)(a)(b)(c)	5,474,112	109,920,169
Tootsie Roll Industries, Inc.	1,170,860	42,888,602
TreeHouse Foods, Inc.(a)(b)	2,647,347	62,450,916
Vital Farms, Inc.(b)(c)	2,214,004	70,715,288
		871,784,919
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,409,485	175,847,349
MDU Resources Group, Inc.(a)	12,177,601	237,706,772
Northwest Natural Holding Co.(a)	2,480,746	115,950,068
		529,504,189
Ground Transportation — 0.6%
ArcBest Corp.(a)(c)	1,341,341	99,514,089
Heartland Express, Inc.(c)	2,792,686	25,217,955
Hertz Global Holdings, Inc.(b)(c)	7,465,291	38,371,596
Marten Transport Ltd.	3,447,755	39,235,452
RXO, Inc.(a)(b)(c)	9,779,427	123,611,957
Schneider National, Inc., Class B	2,968,578	78,756,374
Werner Enterprises, Inc.(a)	3,565,054	106,987,271
		511,694,694
Health Care Equipment & Supplies — 3.3%
Artivion, Inc.(a)(b)(c)	2,484,242	113,306,278
Avanos Medical, Inc.(a)(b)	2,833,874	31,824,405
CONMED Corp.(a)	1,844,972	74,905,863
Embecta Corp.(a)	3,549,276	42,165,399
Enovis Corp.(a)(b)(c)	3,407,470	90,775,001
Glaukos Corp.(a)(b)(c)	3,423,203	386,513,851
ICU Medical, Inc.(a)(b)(c)	1,472,417	210,069,733
Inspire Medical Systems, Inc.(a)(b)(c)	1,575,671	145,324,136
Integer Holdings Corp.(a)(b)(c)	2,088,030	163,764,193
Integra LifeSciences Holdings Corp.(a)(b)(c)	3,990,333	49,559,936
LeMaitre Vascular, Inc.(a)(c)	1,243,616	100,857,258
Merit Medical Systems, Inc.(a)(b)(c)	3,533,673	311,457,938
Neogen Corp.(a)(b)(c)	12,947,329	90,501,830
Omnicell, Inc.(a)(b)(c)	2,674,165	121,139,674
QuidelOrtho Corp.(a)(b)(c)	4,047,904	115,608,138
STAAR Surgical Co.(a)(b)(c)	2,963,363	68,424,052
Tandem Diabetes Care, Inc.(a)(b)(c)	4,050,682	89,033,990
Teleflex, Inc.(a)	2,633,979	321,450,797
TransMedics Group, Inc.(a)(b)(c)	2,036,707	247,765,407
UFP Technologies, Inc.(a)(b)(c)	459,542	102,032,110
		2,876,479,989
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)(b)(c)	5,547,366	78,717,124
AdaptHealth Corp.(b)(c)	6,393,018	63,674,459
Addus HomeCare Corp.(a)(b)(c)	1,086,828	116,714,459
AMN Healthcare Services, Inc.(a)(b)(c)	2,288,284	36,063,356
Astrana Health, Inc.(a)(b)(c)	2,570,038	63,762,643
BrightSpring Health Services, Inc.(b)(c)	6,771,638	253,597,843
Concentra Group Holdings Parent, Inc.(a)(c)	7,103,171	139,790,405

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
CorVel Corp.(b)(c)	1,862,818	$ 126,056,894
National HealthCare Corp.	739,571	101,387,788
NeoGenomics, Inc.(a)(b)(c)	7,709,221	90,660,439
Pediatrix Medical Group, Inc.(a)(b)(c)	5,016,059	107,293,502
Privia Health Group, Inc.(a)(b)(c)	6,890,267	163,368,231
Progyny, Inc.(a)(b)(c)	4,777,657	122,690,232
RadNet, Inc.(b)(c)	3,513,849	250,713,126
Select Medical Holdings Corp.(a)	6,566,004	97,505,159
U.S. Physical Therapy, Inc.(a)	905,793	70,733,375
		1,882,729,035
Health Care REITs — 0.9%
CareTrust REIT, Inc.(a)	13,321,829	481,717,337
LTC Properties, Inc.(a)	2,837,031	97,537,126
Medical Properties Trust, Inc.(c)	29,392,399	146,961,995
Universal Health Realty Income Trust(a)	760,348	29,813,245
		756,029,703
Health Care Technology — 0.4%
Certara, Inc.(b)(c)	7,116,001	62,691,969
HealthStream, Inc.(c)	1,438,077	33,176,436
Schrodinger, Inc.(a)(b)(c)	3,342,766	59,768,656
Waystar Holding Corp.(b)(c)	6,861,776	224,723,164
		380,360,225
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.(a)	13,111,324	155,369,189
DiamondRock Hospitality Co.(a)	12,138,003	108,756,507
Pebblebrook Hotel Trust(a)(c)	6,767,782	76,611,292
Ryman Hospitality Properties, Inc.(a)	3,755,091	355,306,710
Summit Hotel Properties, Inc.(a)	6,452,693	31,424,615
Sunstone Hotel Investors, Inc.(a)	11,315,315	101,158,916
Xenia Hotels & Resorts, Inc.(a)	5,648,525	79,870,143
		908,497,372
Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.(a)(b)(c)	1,258,996	49,604,442
Bloomin’ Brands, Inc.(a)	4,643,049	28,647,612
Brinker International, Inc.(a)(b)(c)	2,648,142	380,061,340
Caesars Entertainment, Inc.(a)(b)(c)	12,164,675	284,531,748
Cheesecake Factory, Inc. (The)(a)(c)	2,732,514	137,937,307
Cracker Barrel Old Country Store, Inc.(a)(c)	1,326,514	33,693,456
Dave & Buster’s Entertainment, Inc.(b)(c)	1,658,420	26,882,988
Golden Entertainment, Inc.	1,169,345	31,794,491
Marriott Vacations Worldwide Corp.	1,649,926	95,184,231
Monarch Casino & Resort, Inc.(c)	739,354	70,756,178
Papa John’s International, Inc.(a)	1,953,506	75,190,446
Penn Entertainment, Inc.(a)(b)(c)	7,611,965	112,276,484
Pursuit Attractions & Hospitality, Inc.(b)(c)	1,280,423	43,124,647
Red Rock Resorts, Inc., Class A	2,892,759	179,206,420
Sabre Corp.(a)(b)(c)	23,949,785	32,571,708
Shake Shack, Inc., Class A(a)(b)(c)	2,398,969	194,724,314
Six Flags Entertainment Corp.(a)(b)(c)	6,083,423	93,319,709
United Parks & Resorts, Inc.(b)(c)	1,624,766	58,979,006
Wendy’s Co. (The)	9,412,285	78,404,334
		2,006,890,861
Household Durables — 2.9%
Cavco Industries, Inc.(a)(b)(c)	465,194	274,808,704
Century Communities, Inc.(a)	1,523,168	90,400,021
Champion Homes, Inc.(a)(b)(c)	3,329,094	281,308,443
Dream Finders Homes, Inc., Class A(b)(c)	1,711,017	29,258,391
Ethan Allen Interiors, Inc.(a)	1,412,391	32,259,010
Green Brick Partners, Inc.(b)(c)	1,817,174	113,864,123
Installed Building Products, Inc.(c)	1,349,863	350,140,964
Security	Shares	Value
Household Durables (continued)
La-Z-Boy, Inc.(a)	2,455,225	$ 91,506,236
Leggett & Platt, Inc.(a)	8,069,516	88,764,676
LGI Homes, Inc.(a)(b)(c)	1,209,812	51,973,524
M/I Homes, Inc.(a)(b)(c)	1,565,846	200,349,996
Meritage Homes Corp.(a)	4,196,194	276,109,565
Mohawk Industries, Inc.(b)	3,095,032	338,286,998
Newell Brands, Inc.(a)	24,977,131	92,914,927
Sonos, Inc.(a)(b)(c)	7,203,188	126,487,981
Tri Pointe Homes, Inc.(a)(b)(c)	5,122,244	161,197,019
		2,599,630,578
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)(c)	482,887	15,524,817
Central Garden & Pet Co., Class A, NVS(a)(b)(c)	3,075,516	89,774,312
Energizer Holdings, Inc.(a)	3,619,797	71,997,762
Reynolds Consumer Products, Inc.	3,258,042	74,674,323
WD-40 Co.(a)	806,181	158,737,039
		410,708,253
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A(a)	2,083,740	65,471,111
Clearway Energy, Inc., Class C(a)	5,076,633	168,848,814
		234,319,925
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	1,669,663	79,075,240
LXP Industrial Trust(a)	3,525,530	174,795,777
Terreno Realty Corp.(a)	6,162,436	361,796,618
		615,667,635
Insurance — 2.4%
AMERISAFE, Inc.(a)	1,126,611	43,273,128
Assured Guaranty Ltd.(a)	2,581,879	232,033,466
Employers Holdings, Inc.(a)	1,343,385	57,993,930
Genworth Financial, Inc., Class A(a)(b)	23,464,697	211,886,214
Goosehead Insurance, Inc., Class A(a)	1,484,233	109,313,760
HCI Group, Inc.(c)	640,022	122,685,817
Horace Mann Educators Corp.(a)	2,430,412	112,236,426
Lincoln National Corp.	8,547,054	380,600,315
Mercury General Corp.	1,584,358	149,024,713
Palomar Holdings, Inc.(a)(b)(c)	1,583,924	213,449,598
ProAssurance Corp.(a)(b)(c)	3,063,069	74,003,747
Safety Insurance Group, Inc.(a)	887,306	69,130,010
SiriusPoint Ltd.(b)(c)	4,936,263	108,054,797
Stewart Information Services Corp.(a)	1,669,916	117,328,298
Trupanion, Inc.(b)(c)	2,026,544	75,731,949
United Fire Group, Inc.(a)	1,307,078	47,512,285
		2,124,258,453
Interactive Media & Services — 0.9%
Angi, Inc., Class A(a)(b)(c)	2,203,806	28,495,212
Cargurus, Inc., Class A(a)(b)(c)	4,841,327	185,664,890
Cars.com, Inc.(a)(b)(c)	3,313,576	40,425,627
IAC, Inc.(a)(b)	3,885,205	151,911,515
QuinStreet, Inc.(a)(b)(c)	3,380,643	48,579,840
Shutterstock, Inc.	1,438,522	27,475,770
TripAdvisor, Inc.(a)(b)(c)	7,018,968	102,196,174
Yelp, Inc.(a)(b)(c)	3,480,859	105,783,305
Ziff Davis, Inc.(a)(b)(c)	2,353,717	82,733,153
		773,265,486
IT Services — 0.4%
DigitalOcean Holdings, Inc.(b)(c)	4,089,377	196,780,821
DXC Technology Co.(a)(b)(c)	10,377,166	152,025,482
Grid Dynamics Holdings, Inc., Class A(b)(c)	4,028,461	36,377,003
		385,183,306

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 0.3%
Acushnet Holdings Corp.(c)	1,642,944	$ 131,139,790
Topgolf Callaway Brands Corp.(b)(c)	8,327,009	97,176,195
		228,315,985
Life Sciences Tools & Services — 0.3%
Azenta, Inc.(a)(b)(c)	2,430,717	80,845,647
BioLife Solutions, Inc.(b)(c)	2,323,160	56,174,009
Cytek Biosciences, Inc.(a)(b)(c)	6,631,187	33,487,494
Fortrea Holdings, Inc.(a)(b)	5,510,518	95,056,435
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	5
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	5
		265,563,595
Machinery — 4.3%
Alamo Group, Inc.(a)	642,487	107,854,293
Albany International Corp., Class A(a)	1,709,970	86,695,479
Astec Industries, Inc.(a)(c)	1,362,736	59,033,723
Enerpac Tool Group Corp., Class A(a)(c)	3,157,075	120,726,548
Enpro, Inc.(a)(c)	1,255,514	268,843,213
ESCO Technologies, Inc.(a)(c)	1,539,164	300,737,254
Federal Signal Corp.(a)(c)	3,624,309	393,563,714
Franklin Electric Co., Inc.(a)	2,286,420	218,421,703
Gates Industrial Corp. PLC(a)(b)(c)	15,393,584	330,500,248
Greenbrier Cos., Inc. (The)(a)	1,844,733	86,222,820
Hillenbrand, Inc.(a)	4,200,444	133,238,084
JBT Marel Corp.(a)(c)	3,097,599	466,715,241
Kadant, Inc.(a)(c)	703,626	200,547,483
Kennametal, Inc.(a)	4,534,348	128,820,827
Lindsay Corp.(a)	643,686	75,871,269
Mueller Water Products, Inc., Class A(a)	9,337,065	222,408,888
Proto Labs, Inc.(a)(b)	1,410,714	71,368,021
Standex International Corp.(a)(c)	722,109	156,899,844
Tennant Co.(a)	1,079,929	79,590,767
Titan International, Inc.(b)(c)	2,857,099	22,371,085
Trinity Industries, Inc.(a)	4,777,998	126,330,267
Worthington Enterprises, Inc.	1,864,320	96,142,982
		3,752,903,753
Marine Transportation — 0.3%
Matson, Inc.(a)	1,858,258	229,587,776
Media — 0.5%
Cable One, Inc.	281,346	31,749,896
DoubleVerify Holdings, Inc.(b)(c)	7,967,228	91,145,088
John Wiley & Sons, Inc., Class A(a)	2,435,520	74,599,978
Scholastic Corp., NVS(a)	1,368,009	40,534,107
TEGNA, Inc.(a)	9,598,191	186,300,887
		424,329,956
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.(a)(b)(c)	643,639	128,650,563
Century Aluminum Co.(b)(c)	3,170,365	124,214,901
Kaiser Aluminum Corp.(a)	956,664	109,882,427
Materion Corp.(a)	1,235,536	153,601,836
Metallus, Inc.(a)(b)(c)	2,133,631	36,613,108
SunCoke Energy, Inc.(a)	5,043,414	36,312,581
Warrior Met Coal, Inc.(c)	2,470,246	217,801,590
Worthington Steel, Inc.	1,959,959	67,853,781
		874,930,787
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Adamas Trust, Inc.(a)	5,118,844	37,367,561
Apollo Commercial Real Estate Finance, Inc.(a)	7,781,298	75,322,965
Arbor Realty Trust, Inc.(a)(c)	10,493,101	81,426,464
ARMOUR Residential REIT, Inc.(a)	6,667,731	117,952,161
Blackstone Mortgage Trust, Inc., Class A(a)	9,395,775	179,741,176
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc.(a)	6,394,032	$ 86,830,955
Franklin BSP Realty Trust, Inc.(a)	4,861,189	48,757,726
KKR Real Estate Finance Trust, Inc.	3,237,889	26,615,448
PennyMac Mortgage Investment Trust(a)	5,183,856	65,057,393
Redwood Trust, Inc.(a)	7,546,268	41,730,862
Two Harbors Investment Corp.(a)	6,204,938	65,151,849
		825,954,560
Multi-Utilities — 0.3%
Avista Corp.(a)	4,849,349	186,893,910
Unitil Corp.(a)	1,075,477	52,096,106
		238,990,016
Office REITs — 0.7%
Brandywine Realty Trust(a)	10,346,964	30,213,135
Douglas Emmett, Inc.	8,150,864	89,577,995
Easterly Government Properties, Inc.(a)	2,603,190	55,161,596
Highwoods Properties, Inc.(a)	6,548,960	169,094,147
JBG SMITH Properties(a)	3,535,313	60,135,674
SL Green Realty Corp.(a)	4,232,839	194,160,325
		598,342,872
Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.(a)	4,680,789	209,278,076
Comstock Resources, Inc.(b)(c)	4,714,668	109,286,004
Core Natural Resources, Inc.(a)(c)	3,053,784	270,290,422
Crescent Energy Co., Class A(c)	14,670,324	123,084,019
CVR Energy, Inc.(b)	1,821,983	46,351,247
Dorian LPG Ltd.(a)	2,194,523	53,414,690
International Seaways, Inc.	2,413,529	117,176,833
Kinetik Holdings, Inc., Class A	2,708,584	97,644,453
Magnolia Oil & Gas Corp., Class A(a)	10,915,492	238,940,120
Northern Oil & Gas, Inc.(a)	5,788,485	124,278,773
Par Pacific Holdings, Inc.(b)(c)	2,475,782	86,998,979
Peabody Energy Corp.(a)	7,281,973	216,274,598
REX American Resources Corp.(a)(b)(c)	1,693,524	54,734,696
SM Energy Co.(a)	6,826,161	127,649,211
Talos Energy, Inc.(b)(c)	7,494,585	82,590,327
World Kinect Corp.(a)	3,310,070	77,554,940
		2,035,547,388
Paper & Forest Products — 0.1%
Sylvamo Corp.(a)	1,973,901	95,043,333
Passenger Airlines — 0.5%
Allegiant Travel Co.(b)	801,662	68,357,719
JetBlue Airways Corp.(b)(c)	17,335,598	78,876,971
SkyWest, Inc.(a)(b)	2,390,110	239,990,945
Sun Country Airlines Holdings, Inc.(a)(b)	3,140,123	45,186,370
		432,412,005
Personal Care Products — 0.2%
Edgewell Personal Care Co.(a)	2,767,794	47,190,888
Interparfums, Inc.	1,088,985	92,378,598
		139,569,486
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(b)(c)	2,107,703	56,444,286
ANI Pharmaceuticals, Inc.(b)(c)	1,071,115	84,553,818
Collegium Pharmaceutical, Inc.(a)(b)(c)	1,883,468	87,204,568
Corcept Therapeutics, Inc.(a)(b)(c)	5,579,771	194,176,031
Harmony Biosciences Holdings, Inc.(b)(c)	2,367,842	88,604,648
Indivior PLC(a)(b)	7,441,118	266,987,314
Innoviva, Inc.(a)(b)(c)	4,232,009	84,597,860
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,178,133	222,749,606
Organon & Co.(a)	15,491,388	111,073,252

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Pacira BioSciences, Inc.(a)(b)(c)	2,562,904	$ 66,327,956
Perrigo Co. PLC(a)	8,200,521	114,151,252
Phibro Animal Health Corp., Class A(a)	1,218,084	45,507,618
Prestige Consumer Healthcare, Inc.(a)(b)(c)	2,865,540	176,775,163
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,417,041	169,826,938
		1,768,980,310
Professional Services — 1.5%
Amentum Holdings, Inc.(b)(c)	9,136,272	264,951,888
CSG Systems International, Inc.(a)	1,618,677	124,136,339
Insperity, Inc.(a)	2,134,082	82,631,655
Korn Ferry(a)	3,136,766	207,089,291
ManpowerGroup, Inc.(a)	2,758,375	82,006,489
Robert Half, Inc.(a)	5,931,644	161,103,451
Upwork, Inc.(a)(b)(c)	7,786,125	154,320,997
Verra Mobility Corp., Class A(a)(b)(c)	9,554,763	214,122,239
		1,290,362,349
Real Estate Management & Development — 0.5%
Cushman & Wakefield Ltd.(b)(c)	9,793,164	158,551,325
eXp World Holdings, Inc.	5,414,093	48,997,542
Kennedy-Wilson Holdings, Inc.(a)	7,147,548	69,116,789
Marcus & Millichap, Inc.	1,437,013	39,216,085
St. Joe Co. (The)	2,374,353	140,965,338
		456,847,079
Residential REITs — 0.3%
Centerspace(a)	995,051	66,389,803
Elme Communities(a)	5,258,368	91,495,603
NexPoint Residential Trust, Inc.(a)	1,327,071	39,944,837
Veris Residential, Inc.(a)	4,838,834	72,001,850
		269,832,093
Retail REITs — 1.5%
Acadia Realty Trust(a)	7,808,771	160,392,156
Curbline Properties Corp.(a)	5,776,611	134,075,141
Getty Realty Corp.(a)	3,173,457	86,857,518
Macerich Co. (The)(a)	15,264,356	281,780,012
Phillips Edison & Co., Inc.(a)	7,497,540	266,687,498
Saul Centers, Inc.	750,712	23,669,949
Tanger, Inc.(a)	6,860,264	228,927,010
Urban Edge Properties(a)	7,499,810	143,921,354
Whitestone REIT(a)	2,674,477	37,148,486
		1,363,459,124
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc., Class A(a)(b)(c)	3,174,342	125,227,792
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,504,425	29,802,659
Axcelis Technologies, Inc.(a)(b)(c)	1,847,298	148,411,921
Cohu, Inc.(a)(b)(c)	2,781,599	64,727,809
Diodes, Inc.(a)(b)(c)	2,764,109	136,381,138
Enphase Energy, Inc.(a)(b)(c)	7,799,024	249,958,719
FormFactor, Inc.(a)(b)(c)	4,619,886	257,697,241
Ichor Holdings Ltd.(a)(b)(c)	2,090,001	38,518,718
Impinj, Inc.(a)(b)(c)	1,597,071	277,906,325
Kulicke & Soffa Industries, Inc.(a)	3,107,469	141,576,288
MaxLinear, Inc.(a)(b)(c)	4,893,377	85,291,561
PDF Solutions, Inc.(b)(c)	1,935,892	55,230,999
Penguin Solutions, Inc.(a)(b)(c)	2,880,620	56,344,927
Photronics, Inc.(a)(b)(c)	3,515,979	112,511,328
Power Integrations, Inc.(a)	3,297,361	117,188,210
Qorvo, Inc.(a)(b)	5,011,396	423,513,076
Semtech Corp.(a)(b)(c)	5,171,825	381,111,784
SiTime Corp.(a)(b)(c)	1,306,787	461,544,101
SolarEdge Technologies, Inc.(a)(b)(c)	3,563,200	102,798,320
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(a)(b)(c)	2,703,889	$ 68,489,508
Veeco Instruments, Inc.(a)(b)(c)	3,584,819	102,454,127
		3,436,686,551
Software — 3.8%
A10 Networks, Inc.(a)	4,273,273	75,594,199
ACI Worldwide, Inc.(a)(b)(c)	6,143,969	293,743,158
Adeia, Inc.(a)	6,437,726	111,050,773
Agilysys, Inc.(a)(b)(c)	1,512,298	179,721,494
Alarm.com Holdings, Inc.(a)(b)(c)	2,972,473	151,655,572
BlackLine, Inc.(a)(b)(c)	2,977,855	164,645,603
Box, Inc., Class A(a)(b)(c)	8,634,962	258,271,713
Cleanspark, Inc.(a)(b)(c)	16,751,025	169,520,373
Clear Secure, Inc., Class A(a)	5,296,663	185,806,938
InterDigital, Inc.(a)	1,534,481	488,548,061
LiveRamp Holdings, Inc.(a)(b)(c)	3,792,675	111,390,865
MARA Holdings, Inc.(a)(b)(c)	22,588,672	202,846,275
N-able, Inc.(b)(c)	4,439,764	33,209,435
NCR Voyix Corp.(a)(b)(c)	8,251,800	84,168,360
Progress Software Corp.(a)(b)	2,556,772	109,838,925
Q2 Holdings, Inc.(a)(b)(c)	3,726,731	268,920,909
Sprinklr, Inc., Class A(b)	7,211,239	56,103,439
SPS Commerce, Inc.(a)(b)(c)	2,252,870	200,798,303
Teradata Corp.(a)(b)(c)	5,554,130	169,067,717
		3,314,902,112
Specialized REITs — 0.8%
Four Corners Property Trust, Inc.(a)	6,329,136	145,949,876
Millrose Properties, Inc., Class A(a)	9,189,183	274,480,896
Outfront Media, Inc.(a)	8,704,822	209,786,210
Safehold, Inc.	2,735,590	37,450,227
		667,667,209
Specialty Retail — 3.4%
Academy Sports & Outdoors, Inc.(a)(c)	3,978,288	198,755,268
Advance Auto Parts, Inc.(a)	3,576,788	140,567,768
American Eagle Outfitters, Inc.(a)	9,385,818	247,504,021
Asbury Automotive Group, Inc.(a)(b)(c)	1,158,665	269,424,372
Boot Barn Holdings, Inc.(a)(b)(c)	1,816,872	320,623,402
Buckle, Inc. (The)	1,794,640	95,869,669
CarMax, Inc.(a)(b)(c)	8,752,031	338,178,478
Group 1 Automotive, Inc.(a)(c)	737,254	289,961,998
Guess?, Inc.(c)	1,828,155	30,621,596
MarineMax, Inc.(a)(b)(c)	1,158,552	28,071,715
Monro, Inc.(a)	1,782,591	35,723,124
National Vision Holdings, Inc.(a)(b)(c)	4,726,067	122,027,050
Sally Beauty Holdings, Inc.(a)(b)(c)	5,808,974	82,835,969
Signet Jewelers Ltd.(a)	2,444,401	202,591,955
Sonic Automotive, Inc., Class A	895,289	55,382,578
Upbound Group, Inc.(a)	3,104,433	54,513,843
Urban Outfitters, Inc.(b)(c)	3,207,498	241,396,299
Victoria’s Secret & Co.(a)(b)(c)	4,777,650	258,805,300
		3,012,854,405
Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.(b)(c)	2,885,020	17,137,019
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.(a)	2,171,363	70,417,302
G-III Apparel Group Ltd.(a)(c)	2,213,105	64,091,521
Kontoor Brands, Inc.(a)	3,048,085	186,207,513
Oxford Industries, Inc.(a)	851,511	29,121,676
Steven Madden Ltd.(a)	4,330,046	180,303,115
Under Armour, Inc., Class A(a)(b)(c)	11,248,473	55,904,911

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C(b)(c)	7,050,292	$ 33,841,402
Wolverine World Wide, Inc.(a)	4,884,293	88,649,918
		708,537,358
Tobacco — 0.1%
Universal Corp.(a)	1,484,776	78,321,934
Trading Companies & Distributors — 1.1%
Air Lease Corp., Class A(a)	6,261,672	402,187,193
Boise Cascade Co.(a)(c)	2,207,535	162,474,576
DNOW, Inc.(a)(b)(c)	11,063,981	146,597,748
DXP Enterprises, Inc.(b)(c)	756,687	83,076,666
Rush Enterprises, Inc., Class A(a)	3,631,618	195,889,475
		990,225,658
Water Utilities — 0.5%
American States Water Co.(a)	2,307,113	167,219,550
California Water Service Group(a)	3,551,193	153,873,193
H2O America(a)	1,998,138	97,888,781
Middlesex Water Co.(a)	1,092,358	55,076,690
		474,058,214
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	4,563,613	21,266,437
Shenandoah Telecommunications Co.(a)(c)	2,780,881	32,146,984
Telephone & Data Systems, Inc.(a)(c)	5,885,469	241,304,229
		294,717,650
Total Long-Term Investments — 98.6% (Cost: $76,245,025,759)		86,744,812,869
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(a)(e)(f)	4,159,184,682	$ 4,161,264,274
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(a)(e)	1,159,799,065	1,159,799,065
Total Short-Term Securities — 6.0% (Cost: $5,318,646,299)		5,321,063,339
Total Investments — 104.6% (Cost: $81,563,672,058)		92,065,876,208
Liabilities in Excess of Other Assets — (4.6)%		(4,070,040,375)
Net Assets — 100.0%		$ 87,995,835,833

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
A10 Networks, Inc.	$ 74,448,096	$ 10,604,339	$ (15,452,916)	$ 1,742,700	$ 4,251,980	$ 75,594,199	4,273,273	$ 777,505	$ —
AAR Corp.	122,545,761	40,241,914	(26,082,368)	8,521,850	47,381,294	192,608,451	2,326,470	—	—
ABM Industries, Inc.	182,160,436	23,898,007	(32,504,646)	3,592,957	(22,789,866)	154,356,888	3,649,099	2,960,394	—
Academy Sports & Outdoors, Inc.	195,720,765	28,934,995	(41,864,991)	5,348,180	10,616,319	198,755,268	3,978,288	1,578,061	—
Acadia Healthcare Co., Inc.	—	125,651,202	(3,645,669)	9,434	(43,297,843)	78,717,124	5,547,366	—	—
Acadia Realty Trust	155,006,452	34,428,572	(26,685,389)	(95,155)	(2,262,324)	160,392,156	7,808,771	4,646,834	—
ACI Worldwide, Inc.	354,852,507	40,521,623	(57,662,341)	14,981,144	(58,949,775)	293,743,158	6,143,969	—	—
ACM Research, Inc., Class A	—	125,017,992	(4,562,413)	172,225	4,599,988	125,227,792	3,174,342	—	—
Adamas Trust, Inc.(a)	37,018,136	4,909,039	(8,929,282)	(8,474,210)	12,843,878	37,367,561	5,118,844	3,388,688	—
Addus HomeCare Corp.	109,641,123	18,838,462	(20,752,505)	3,394,119	5,593,260	116,714,459	1,086,828	—	—
Adeia, Inc.	89,399,483	—	(4,419,113)	(2,257,174)	28,327,577	111,050,773	6,437,726	979,816	—
Adient PLC	66,733,909	12,887,435	(22,012,410)	(1,748,497)	34,601,374	90,461,811	4,718,926	—	—
ADMA Biologics, Inc.	290,013,244	37,871,028	(46,527,444)	(713,939)	(21,920,345)	258,722,544	14,184,350	—	—
Adtalem Global Education, Inc.	231,904,953	34,177,970	(52,806,463)	22,398,630	(11,050,205)	224,624,885	2,170,918	—	—
Advance Auto Parts, Inc.	143,868,861	27,884,768	(30,624,430)	(3,521,175)	2,959,744	140,567,768	3,576,788	2,682,739	—
Advanced Energy Industries, Inc.	222,030,840	55,263,273	(61,627,953)	22,745,993	232,606,698	471,018,851	2,249,696	670,983	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
AdvanSix, Inc.(b)	$ 38,126,904	$ 4,027,377	$ (32,351,164)	$ (18,485,647)	$ 8,682,530	$ —	—	$ 773,803	$ —
AeroVironment, Inc.(b)	206,388,689	66,811,162	(549,150,435)	337,755,163	(61,804,579)	—	—	—	—
Agilysys, Inc.(c)	N/A	38,344,595	(23,599,191)	13,761,517	90,438,308	179,721,494	1,512,298	—	—
Air Lease Corp., Class A	309,431,057	53,656,208	(59,248,340)	6,328,189	92,020,079	402,187,193	6,261,672	4,110,269	—
Alamo Group, Inc.	114,285,360	19,906,983	(20,018,244)	6,407,875	(12,727,681)	107,854,293	642,487	564,867	—
Alarm.com Holdings, Inc.	170,088,771	22,030,794	(26,832,560)	(27,725)	(13,603,708)	151,655,572	2,972,473	—	—
Albany International Corp., Class A	133,618,152	13,891,812	(27,950,415)	(6,016,813)	(26,847,257)	86,695,479	1,709,970	1,492,131	—
Alexander & Baldwin, Inc.	77,373,727	8,472,922	(11,362,001)	(1,042,948)	16,033,897	89,475,597	4,335,058	3,511,501	—
Alkermes PLC	332,037,101	44,673,847	(50,177,473)	698,923	(51,886,198)	275,346,200	9,840,822	—	—
Alpha & Omega Semiconductor Ltd.	37,319,061	5,260,319	(5,165,861)	(959,757)	(6,651,103)	29,802,659	1,504,425	—	—
Alpha Metallurgical Resources, Inc.	84,667,246	14,356,238	(19,386,573)	(3,229,609)	52,243,261	128,650,563	643,639	—	—
American Axle & Manufacturing Holdings, Inc.	30,177,524	6,853,796	(7,369,873)	(4,390,129)	20,679,581	45,950,899	7,168,627	—	—
American Eagle Outfitters, Inc.	125,601,045	23,370,241	(40,242,325)	107,326	138,667,734	247,504,021	9,385,818	3,694,759	—
American States Water Co.	184,398,697	26,988,478	(29,755,657)	4,527,176	(18,939,144)	167,219,550	2,307,113	3,353,892	—
American Woodmark Corp.	54,755,199	7,463,979	(11,460,402)	(2,008,429)	(1,971,561)	46,778,786	867,881	—	—
Ameris Bancorp	230,464,742	35,176,235	(46,194,567)	15,928,261	48,184,847	283,559,518	3,817,955	2,279,667	—
AMERISAFE, Inc.	61,860,178	7,843,148	(10,271,277)	(1,139,854)	(15,019,067)	43,273,128	1,126,611	2,463,483	—
AMN Healthcare Services, Inc.	57,577,935	6,540,363	(7,847,448)	(7,338,232)	(12,869,262)	36,063,356	2,288,284	—	—
Andersons, Inc. (The)	85,273,190	15,161,542	(14,217,188)	2,300,479	17,920,607	106,438,630	2,001,855	759,987	—
Angi, Inc., Class A(c)	N/A	10,217,421	(13,053,033)	(23,438)	(10,047,458)	28,495,212	2,203,806	—	—
Apogee Enterprises, Inc.	62,881,856	7,594,160	(10,804,187)	(553,296)	(12,464,179)	46,654,354	1,281,361	1,009,498	—
Apollo Commercial Real Estate Finance, Inc.	75,593,497	10,888,062	(11,744,019)	(994,715)	1,580,140	75,322,965	7,781,298	5,754,936	—
Apple Hospitality REIT, Inc.	178,121,749	22,077,725	(30,234,258)	(4,896,257)	(9,699,770)	155,369,189	13,111,324	9,480,009	—
Arbor Realty Trust, Inc.	118,029,196	4,346,437	—	—	(40,949,169)	81,426,464	10,493,101	9,214,841	—
ArcBest Corp.	101,622,990	14,385,248	(21,412,795)	4,990,156	(71,510)	99,514,089	1,341,341	492,861	—
Archrock, Inc.	284,204,653	38,988,611	(47,886,430)	18,453,012	(21,804,244)	271,955,602	10,451,791	6,379,971	—
Arcosa, Inc.	232,607,724	40,225,591	(46,958,220)	19,895,575	65,012,897	310,783,567	2,923,096	438,536	—
Arlo Technologies, Inc.	61,230,420	15,533,253	(12,401,698)	5,879,076	18,793,869	89,034,920	6,364,183	—	—
Armada Hoffler Properties, Inc.	37,741,092	4,970,685	(6,673,260)	(2,748,867)	(1,681,672)	31,607,978	4,774,619	2,003,970	—
ARMOUR Residential REIT, Inc.	80,790,352	43,968,072	(13,674,556)	(1,612,468)	8,480,761	117,952,161	6,667,731	12,119,179	—
Armstrong World Industries, Inc.	379,726,543	61,968,715	(81,274,719)	19,760,886	111,048,196	491,229,621	2,570,537	2,468,734	—
Arrowhead Pharmaceuticals, Inc.	99,950,485	61,652,816	(39,699,778)	4,666,572	420,522,542	547,092,637	8,240,588	—	—
Artisan Partners Asset Management, Inc., Class A	170,631,188	20,814,455	(27,318,531)	1,597,692	5,347,711	171,072,515	4,199,129	9,595,718	—
Artivion, Inc.	57,334,644	20,407,976	(13,002,707)	4,374,386	44,191,979	113,306,278	2,484,242	—	—
Asbury Automotive Group, Inc.	267,481,629	38,807,859	(50,511,115)	20,630,911	(6,984,912)	269,424,372	1,158,665	—	—
Assured Guaranty Ltd.	260,546,588	30,808,857	(62,651,194)	21,637,567	(18,308,352)	232,033,466	2,581,879	2,800,533	—
Astec Industries, Inc.	48,566,163	8,871,658	(10,635,800)	(15,081)	12,246,783	59,033,723	1,362,736	529,658	—
Astrana Health, Inc.	79,694,987	10,337,978	(10,777,705)	(5,590,748)	(9,901,869)	63,762,643	2,570,038	—	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Atlantic Union Bankshares Corp.(c)	$ N/A	$ 96,006,986	$ (14,612,672)	$ 1,065,860	$ 29,541,916	$ 300,531,492	8,513,640	$ 8,593,835	$ —
Avanos Medical, Inc.	40,716,474	4,928,808	(5,044,655)	(2,346,230)	(6,429,992)	31,824,405	2,833,874	—	—
Avista Corp.	205,006,992	30,788,879	(32,287,989)	(123,035)	(16,490,937)	186,893,910	4,849,349	7,026,559	—
Axcelis Technologies, Inc.	99,831,336	21,214,566	(33,160,385)	9,887,974	50,638,430	148,411,921	1,847,298	—	—
Axos Financial, Inc.	216,601,447	39,857,583	(34,127,157)	13,514,317	55,698,485	291,544,675	3,383,759	—	—
Azenta, Inc.	97,872,098	12,474,355	(24,108,240)	(7,287,186)	1,894,620	80,845,647	2,430,717	—	—
AZZ, Inc.	154,902,658	25,928,185	(31,165,883)	10,777,298	31,545,846	191,988,104	1,791,268	1,017,302	—
B&G Foods, Inc.(b)	34,295,260	1,579,029	(24,977,602)	(80,861,278)	69,964,591	—	—	903,482	—
Badger Meter, Inc.	346,008,246	48,520,562	(61,056,031)	26,872,810	(54,007,328)	306,338,259	1,756,426	1,992,088	—
Balchem Corp.	333,694,860	44,270,322	(57,069,524)	14,952,153	(39,831,726)	296,016,085	1,930,204	1,854,731	—
Banc of California, Inc.	121,022,849	19,531,534	(24,735,211)	(552,825)	39,042,542	154,308,889	7,999,424	2,371,739	—
Bancorp, Inc. (The)	156,115,093	13,276,580	(35,502,735)	13,625,638	27,568,430	175,083,006	2,593,054	—	—
Bank of Hawaii Corp.	169,667,235	10,816,383	(16,769,780)	4,642,210	(6,505,866)	161,850,182	2,367,269	5,003,251	—
BankUnited, Inc.	159,325,467	2,709,485	(11,716,946)	3,153,345	41,246,110	194,717,461	4,368,801	4,169,141	—
Banner Corp.	136,004,766	14,343,380	(20,466,945)	3,594,052	(5,886,648)	127,588,605	2,036,205	3,017,513	—
Beacon Financial Corp.(d)	69,333,758	78,564,244	(5,147,437)	398,803	(10,603,912)	132,545,456	5,026,373	2,521,072	—
Benchmark Electronics, Inc.	84,640,823	13,002,668	(16,539,860)	3,906,875	5,890,968	90,901,474	2,125,853	1,081,691	—
BGC Group, Inc., Class A	196,061,725	38,151,281	(38,242,076)	828,956	(5,587,663)	191,212,223	21,412,343	1,307,020	—
BJ’s Restaurants, Inc.	48,330,137	7,703,541	(13,730,693)	1,117,764	6,183,693	49,604,442	1,258,996	—	—
BlackLine, Inc.	155,438,901	24,233,866	(36,441,960)	(3,987,915)	25,402,711	164,645,603	2,977,855	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,908,839,480	252,294,761 (e)	—	184,045	(54,012)	4,161,264,274	4,159,184,682	16,867,196 (f)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,215,109,656	—	(55,310,591)(e)	—	—	1,159,799,065	1,159,799,065	32,140,493	—
Blackstone Mortgage Trust, Inc., Class A	212,213,860	25,735,681	(48,978,979)	(2,335,990)	(6,893,396)	179,741,176	9,395,775	13,514,084	—
Bloomin’ Brands, Inc.	33,473,260	4,579,516	(4,788,465)	(1,703,551)	(2,913,148)	28,647,612	4,643,049	1,354,955	—
Boise Cascade Co.	232,945,701	25,838,165	(40,529,140)	11,943,542	(67,723,692)	162,474,576	2,207,535	1,469,237	—
Boot Barn Holdings, Inc.	203,228,124	44,388,474	(53,449,055)	24,634,605	101,821,254	320,623,402	1,816,872	—	—
BorgWarner, Inc.(b)	387,433,320	72,638,547	(674,492,697)	213,665,353	755,477	—	—	5,860,843	—
Box, Inc., Class A	274,226,095	41,211,128	(49,498,535)	1,885,706	(9,552,681)	258,271,713	8,634,962	—	—
Brady Corp., Class A	193,171,508	25,678,794	(34,373,502)	10,157,420	9,756,542	204,390,762	2,608,023	1,906,458	—
Brandywine Realty Trust	47,611,611	5,865,579	(7,121,945)	(4,127,586)	(12,014,524)	30,213,135	10,346,964	3,973,554	—
Brinker International, Inc.	409,297,560	53,831,633	(68,751,035)	34,047,368	(48,364,186)	380,061,340	2,648,142	—	—
Bristow Group, Inc.	48,069,844	7,629,495	(7,988,197)	1,894,774	5,279,774	54,885,690	1,498,790	—	—
Brookline Bancorp, Inc.(b)	60,105,881	3,274,335	(75,094,010)	92,008	11,621,786	—	—	1,443,724	—
Cable One, Inc.(g)	75,725,049	6,345,039	(7,826,117)	(4,434,197)	36,870,099	N/A	N/A	—	—
Cactus, Inc., Class A	188,895,586	28,899,818	(28,954,243)	(2,831,036)	1,393,948	187,404,073	4,102,541	1,661,862	—
Caesars Entertainment, Inc.	—	314,738,490	(17,253,921)	(957,327)	(11,995,494)	284,531,748	12,164,675	—	—
Caleres, Inc.(b)	35,823,737	2,382,007	(25,583,047)	(30,916,768)	18,294,071	—	—	283,222	—
California Resources Corp.(c)	N/A	47,856,933	(33,509,442)	(1,183,812)	(3,330,743)	209,278,076	4,680,789	5,022,578	—
California Water Service Group	178,730,802	21,960,940	(28,505,919)	630,033	(18,942,663)	153,873,193	3,551,193	3,190,825	—
Calix, Inc.	129,335,516	31,235,988	(31,290,567)	6,792,429	54,341,780	190,415,146	3,597,490	—	—
Cal-Maine Foods, Inc.	228,747,759	57,850,233	(39,249,187)	14,937,997	(46,091,770)	216,195,032	2,717,042	18,899,187	—
Capitol Federal Financial, Inc.	42,336,314	6,832,805	(8,586,080)	(1,624,339)	10,380,867	49,339,567	7,245,164	1,860,211	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
CareTrust REIT, Inc.	$ 331,656,867	$ 113,320,504	$ (52,241,642)	$ 18,988,358	$ 69,993,250	$ 481,717,337	13,321,829	$ 12,582,349	$ —
Cargurus, Inc., Class A	158,987,141	24,538,237	(44,964,226)	6,839,126	40,264,612	185,664,890	4,841,327	—	—
CarMax, Inc.	—	391,415,536	(24,772,244)	(1,096,268)	(27,368,546)	338,178,478	8,752,031	—	—
Cars.com, Inc.	41,500,220	5,725,756	(10,221,809)	(2,260,412)	5,681,872	40,425,627	3,313,576	—	—
Carter’s, Inc.	91,134,321	10,519,458	(12,491,945)	(3,867,601)	(14,876,931)	70,417,302	2,171,363	1,616,855	—
Casella Waste Systems, Inc., Class A	—	368,309,016	(1,374,217)	11,891	(2,084,148)	364,862,542	3,725,368	—	—
Catalyst Pharmaceuticals, Inc.	168,115,501	26,242,493	(26,988,084)	5,050,627	(11,719,199)	160,701,338	6,885,233	—	—
Cathay General Bancorp	189,612,857	6,027,769	(21,091,400)	3,358,619	18,846,427	196,754,272	4,066,011	4,277,866	—
Cavco Industries, Inc.	257,480,302	35,392,033	(50,387,467)	19,470,133	12,853,703	274,808,704	465,194	—	—
Celanese Corp., Class A	383,743,571	41,519,157	(52,556,981)	(5,892,230)	(90,877,832)	275,935,685	6,526,388	587,627	—
Centerspace	66,342,202	10,033,009	(11,589,669)	(660,788)	2,265,049	66,389,803	995,051	2,281,589	—
Central Garden & Pet Co.	20,891,984	2,777,674	(5,638,005)	279,969	(2,786,805)	15,524,817	482,887	—	—
Central Garden & Pet Co., Class A	102,248,913	14,251,938	(15,907,758)	1,955,615	(12,774,396)	89,774,312	3,075,516	—	—
Central Pacific Financial Corp.	43,196,860	373,648	(933,272)	(6,695)	6,602,228	49,232,769	1,579,999	1,305,059	—
Century Communities, Inc.	113,038,606	14,431,499	(24,110,789)	6,159,064	(19,118,359)	90,400,021	1,523,168	1,379,623	—
CEVA, Inc.(b)	37,410,320	4,499,932	(35,645,011)	(15,294,450)	9,029,209	—	—	—	—
Champion Homes, Inc.	308,769,964	47,548,070	(42,709,104)	(3,013,273)	(29,287,214)	281,308,443	3,329,094	—	—
Cheesecake Factory, Inc. (The)	141,282,510	21,218,647	(31,259,468)	10,288,469	(3,592,851)	137,937,307	2,732,514	2,222,849	—
Chefs’ Warehouse, Inc. (The)	118,524,130	20,834,979	(21,740,926)	7,072,686	9,805,304	134,496,173	2,157,808	—	—
Chemours Co. (The)	124,995,768	16,231,395	(20,290,478)	(883,548)	(14,751,436)	105,301,701	8,931,442	2,333,100	—
Chesapeake Utilities Corp.	181,843,780	27,843,210	(28,444,776)	6,427,335	(11,822,200)	175,847,349	1,409,485	2,847,700	—
Cinemark Holdings, Inc.	165,144,378	24,078,096	(39,127,707)	10,155,488	(17,341,174)	142,909,081	6,149,272	1,545,810	—
City Holding Co.	106,887,245	14,088,042	(20,060,703)	7,421,624	(5,993,591)	102,342,617	858,579	2,132,067	—
Cleanspark, Inc.	115,513,232	29,696,045	(32,022,570)	5,274,583	51,059,083	169,520,373	16,751,025	—	—
Clear Secure, Inc., Class A	150,699,219	26,660,251	(42,648,103)	694,972	50,400,599	185,806,938	5,296,663	2,041,250	—
Clearway Energy, Inc., Class A	60,905,823	8,510,960	(9,854,679)	1,762,018	4,146,989	65,471,111	2,083,740	2,782,672	—
Clearway Energy, Inc., Class C	155,035,736	25,726,292	(25,613,001)	3,965,396	9,734,391	168,848,814	5,076,633	6,656,104	—
Cogent Communications Holdings, Inc.	160,068,516	23,526,189	(17,361,299)	552,673	(105,825,891)	60,960,188	2,827,467	5,172,819	—
Cohu, Inc.	42,393,896	8,602,205	(10,096,938)	(1,261,073)	25,089,719	64,727,809	2,781,599	—	—
Collegium Pharmaceutical, Inc.	59,517,855	11,598,512	(14,477,866)	2,927,398	27,638,669	87,204,568	1,883,468	—	—
Community Financial System, Inc.	185,343,017	21,146,280	(27,786,131)	3,857,726	(2,294,872)	180,266,020	3,138,336	4,421,195	—
Concentra Group Holdings Parent, Inc.	145,236,017	29,773,291	(21,380,150)	8,345,163	(22,183,916)	139,790,405	7,103,171	1,254,964	—
CONMED Corp.	115,345,444	12,818,934	(16,586,336)	(6,818,879)	(29,853,300)	74,905,863	1,844,972	737,737	—
Corcept Therapeutics, Inc.	658,629,185	63,191,746	(77,456,573)	34,018,757	(484,207,084)	194,176,031	5,579,771	—	—
Core Laboratories, Inc.	43,398,284	6,203,985	(7,682,153)	(2,186,582)	4,728,637	44,462,171	2,773,685	83,605	—
Core Natural Resources, Inc.	241,888,914	35,433,056	(41,224,259)	12,031,294	22,161,417	270,290,422	3,053,784	909,605	—
CoreCivic, Inc.	137,829,706	18,597,444	(30,333,504)	7,757,199	(14,756,045)	119,094,800	6,232,067	—	—
Cracker Barrel Old Country Store, Inc.	53,423,618	8,808,508	(11,354,188)	(5,699,935)	(11,484,547)	33,693,456	1,326,514	1,000,594	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Crescent Energy Co., Class A(g)	$ 127,113,171	$ 13,577,496	$ (12,953,847)	$ (2,175,013)	$ 17,069,608	$ N/A	N/A	$ 3,941,403	$ —
CSG Systems International, Inc.	103,217,997	17,787,873	(23,101,660)	4,873,477	21,358,652	124,136,339	1,618,677	1,566,861	—
CSW Industrials, Inc.	302,544,412	38,346,506	(50,918,372)	(6,043,272)	8,005,097	291,934,371	994,564	811,050	—
CTS Corp.	77,364,895	11,107,452	(16,353,356)	3,365,943	(1,284,381)	74,200,553	1,730,827	208,925	—
Curbline Properties Corp.	141,402,210	18,748,072	(20,208,050)	10,675,304	(16,542,395)	134,075,141	5,776,611	2,903,517	—
Customers Bancorp, Inc.	90,574,354	24,809,877	(16,085,762)	7,178,440	32,321,376	138,798,285	1,898,226	—	—
CVB Financial Corp.	149,927,505	20,863,366	(29,089,581)	627,305	213,379	142,541,974	7,663,547	6,210,161	—
Cytek Biosciences, Inc.	26,508,530	5,097,618	(4,354,218)	(2,860,029)	9,095,593	33,487,494	6,631,187	—	—
Dana, Inc.	106,349,113	22,560,534	(44,157,014)	7,390,900	73,290,100	165,433,633	6,962,695	2,320,002	—
Dave & Buster’s Entertainment, Inc.(g)	33,460,115	5,103,312	(12,598,396)	(3,371,487)	35,067,409	N/A	N/A	—	—
Deluxe Corp.	43,274,421	7,302,878	(8,224,728)	(731,219)	18,248,593	59,869,945	2,681,144	2,400,772	—
DiamondRock Hospitality Co.	99,088,323	14,686,469	(19,793,853)	(2,294,770)	17,070,338	108,756,507	12,138,003	3,401,769	—
Digi International, Inc.	64,209,738	11,613,872	(14,080,061)	5,757,523	28,250,434	95,751,506	2,211,862	—	—
Dime Community Bancshares, Inc.	67,672,566	11,082,277	(10,784,417)	1,077,724	4,131,542	73,179,692	2,432,027	1,773,556	—
Diodes, Inc.	123,679,503	19,805,395	(24,142,223)	1,480,825	15,557,638	136,381,138	2,764,109	—	—
DNOW, Inc.	111,575,134	81,242,820	(19,409,103)	4,384,706	(31,195,809)	146,597,748	11,063,981	—	—
Donnelley Financial Solutions, Inc.	71,748,042	16,473,401	(19,496,535)	4,359,235	731,486	73,815,629	1,580,973	—	—
Dorian LPG Ltd.	50,252,467	8,748,843	(9,863,077)	2,226,333	2,050,124	53,414,690	2,194,523	3,787,973	—
Dorman Products, Inc.	202,441,626	31,164,828	(32,718,531)	9,453,346	(5,990,494)	204,350,775	1,658,826	—	—
DoubleVerify Holdings, Inc.(g)	116,072,725	15,220,921	(25,317,532)	(17,395,241)	127,259,260	N/A	N/A	—	—
DXC Technology Co.	190,876,540	23,049,070	(35,556,634)	(8,528,490)	(17,815,004)	152,025,482	10,377,166	—	—
DXP Enterprises, Inc.(g)	64,656,689	11,714,546	(14,662,840)	6,390,926	(39,468,461)	N/A	N/A	—	—
Dycom Industries, Inc.(b)	274,845,430	68,056,763	(674,216,553)	431,056,815	(99,742,455)	—	—	—	—
Dynavax Technologies Corp.	98,038,142	10,602,025	(25,684,684)	(1,580,876)	11,251,443	92,626,050	6,022,500	—	—
Eagle Bancorp, Inc.	39,268,152	5,587,299	(10,311,283)	(9,806,528)	10,526,899	35,264,539	1,646,337	616,917	—
Easterly Government Properties, Inc.	65,134,435	5,523,062	(2,219,550)	(2,455,739)	(10,820,612)	55,161,596	2,603,190	3,348,320	—
Eastman Chemical Co.	—	415,932,410	(22,196,786)	626,167	39,604,273	433,966,064	6,798,779	5,806,337	—
Edgewell Personal Care Co.	93,064,381	8,649,334	(14,088,823)	(5,498,774)	(34,935,230)	47,190,888	2,767,794	1,272,712	—
Element Solutions, Inc.	311,493,923	46,466,765	(48,846,668)	(2,622,209)	32,319,960	338,811,771	13,557,894	3,218,235	—
Ellington Financial, Inc.	74,325,973	21,469,523	(10,619,861)	200,843	1,454,477	86,830,955	6,394,032	6,744,120	—
Elme Communities	94,702,580	13,870,617	(16,676,831)	(1,311,636)	910,873	91,495,603	5,258,368	1,885,067	—
Embecta Corp.	46,393,412	6,081,654	(7,243,213)	(2,264,604)	(801,850)	42,165,399	3,549,276	1,568,489	—
Employers Holdings, Inc.	77,462,995	2,639,877	(10,971,982)	1,513,575	(12,650,535)	57,993,930	1,343,385	1,391,174	—
Encore Capital Group, Inc.	50,210,567	9,537,757	(15,293,605)	319,232	27,445,025	72,218,976	1,328,776	—	—
Energizer Holdings, Inc.	121,534,172	12,619,141	(25,621,743)	(4,433,531)	(32,100,277)	71,997,762	3,619,797	3,428,285	—
Enerpac Tool Group Corp., Class A	150,895,761	16,868,876	(25,171,742)	6,084,066	(27,950,413)	120,726,548	3,157,075	126,428	—
Enova International, Inc.	154,341,021	25,506,170	(38,242,815)	17,585,763	73,174,727	232,364,866	1,478,148	—	—
Enovis Corp.	134,741,451	15,084,970	(18,950,104)	(4,612,360)	(35,488,956)	90,775,001	3,407,470	—	—
Enphase Energy, Inc.	—	311,842,167	(14,027,497)	(572,618)	(47,283,333)	249,958,719	7,799,024	—	—
Enpro, Inc.	210,013,936	37,175,843	(43,933,793)	17,597,673	47,989,554	268,843,213	1,255,514	1,168,903	—
Enviri Corp.	33,149,193	9,914,505	(10,661,314)	615,455	53,093,854	86,111,693	4,805,340	—	—
ePlus, Inc.	99,397,547	16,734,543	(20,772,527)	6,087,824	35,435,738	136,883,125	1,560,811	778,485	—
ESCO Technologies, Inc.	253,917,172	42,595,766	(51,481,345)	21,070,266	34,635,395	300,737,254	1,539,164	370,605	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Essential Properties Realty Trust, Inc.	$ 378,832,178	$ 67,662,504	$ (60,398,891)	$ 9,383,831	$ (45,207,894)	$ 350,271,728	11,809,566	$ 10,649,434	$ —
Ethan Allen Interiors, Inc.	39,535,878	5,442,356	(6,040,710)	607,299	(7,285,813)	32,259,010	1,412,391	1,923,654	—
Etsy, Inc.	328,192,384	47,395,523	(109,582,197)	4,475,643	55,665,348	326,146,701	5,882,877	—	—
EVERTEC, Inc.	144,960,761	17,996,881	(22,713,295)	4,634,603	(33,970,183)	110,908,767	3,812,608	569,406	—
Everus Construction Group, Inc.	116,916,841	33,554,834	(38,334,773)	5,653,213	142,308,520	260,098,635	3,039,956	—	—
EZCORP, Inc., Class A	47,800,109	14,368,182	(10,183,792)	3,481,766	11,543,571	67,009,836	3,450,558	—	—
Federal Signal Corp.	277,916,471	54,657,781	(69,548,355)	32,327,364	98,210,453	393,563,714	3,624,309	1,521,764	—
First BanCorp/Puerto Rico	193,197,004	5,841,748	(20,526,313)	9,873,551	5,217,264	193,603,254	9,339,279	5,187,710	—
First Bancorp/Southern Pines NC	102,717,377	14,836,218	(18,449,703)	2,617,602	23,775,161	125,496,655	2,470,893	1,690,710	—
First Commonwealth Financial Corp.	97,563,430	14,958,553	(16,848,100)	3,914,511	4,314,880	103,903,274	6,162,709	2,502,380	—
First Financial Bancorp	147,637,121	26,565,918	(19,527,943)	2,376,128	(2,722,059)	154,329,165	6,168,232	4,233,173	—
First Hawaiian, Inc.	191,055,692	27,268,565	(37,816,135)	4,605,046	1,426,768	186,539,936	7,373,120	5,821,471	—
First Interstate BancSystem, Inc., Class A	—	184,931,216	(9,012,038)	344,578	8,315,964	184,579,720	5,334,674	—	—
FMC Corp.	325,685,916	27,626,291	(41,400,082)	(7,498,476)	(201,174,842)	103,238,807	7,443,317	9,125,728	—
Foot Locker, Inc.(b)	71,966,781	6,716,119	(127,764,711)	26,235,917	22,845,894	—	—	—	—
FormFactor, Inc.	135,483,215	27,605,732	(30,290,569)	10,272,635	114,626,228	257,697,241	4,619,886	—	—
Fortrea Holdings, Inc.	41,914,270	7,441,417	(6,536,595)	(5,581,989)	57,819,332	95,056,435	5,510,518	—	—
Four Corners Property Trust, Inc.	178,263,564	24,058,355	(21,952,384)	1,705,230	(36,124,889)	145,949,876	6,329,136	6,602,452	—
Fox Factory Holding Corp.	60,149,444	7,602,822	(9,909,731)	(3,739,619)	(11,371,649)	42,731,267	2,497,444	—	—
Franklin BSP Realty Trust, Inc.	66,061,525	7,121,044	(10,819,293)	(1,928,172)	(11,677,378)	48,757,726	4,861,189	5,180,580	—
Franklin Electric Co., Inc.	228,089,628	29,610,680	(42,456,693)	12,239,900	(9,061,812)	218,421,703	2,286,420	1,843,524	—
Freshpet, Inc.	249,623,028	25,767,701	(32,900,611)	(3,679,389)	(61,582,968)	177,227,761	2,908,711	—	—
Frontdoor, Inc.	181,062,894	35,181,629	(58,436,133)	18,130,905	71,999,633	247,938,928	4,297,780	—	—
Fulton Financial Corp.	203,865,997	1,949,957	(13,712,717)	210,413	12,592,507	204,906,157	10,600,422	5,856,082	—
Gates Industrial Corp. PLC	258,782,908	83,740,713	(47,842,932)	5,770,602	30,048,957	330,500,248	15,393,584	—	—
Gentherm, Inc.	51,216,967	8,769,579	(11,456,221)	(3,209,987)	20,817,670	66,138,008	1,818,477	—	—
Genworth Financial, Inc., Class A	187,382,560	4,522,546	(28,187,753)	10,852,469	37,316,392	211,886,214	23,464,697	—	—
GEO Group, Inc. (The)	245,795,315	27,055,012	(34,525,908)	11,350,881	(118,340,034)	131,335,266	8,147,349	—	—
Getty Realty Corp.	97,597,547	12,544,886	(11,382,018)	843,037	(12,745,934)	86,857,518	3,173,457	4,385,170	—
Gibraltar Industries, Inc.	110,047,744	14,215,811	(21,116,790)	2,970,398	(19,091,837)	87,025,326	1,760,221	—	—
G-III Apparel Group Ltd.	65,305,400	9,587,907	(13,984,937)	(456,346)	3,639,497	64,091,521	2,213,105	228,873	—
Glaukos Corp.	335,566,632	58,223,071	(54,649,860)	17,696,618	29,677,390	386,513,851	3,423,203	—	—
GMS, Inc.(b)	176,455,455	9,556,956	(271,008,898)	183,752,115	(98,755,628)	—	—	—	—
Goosehead Insurance, Inc., Class A	178,931,500	21,525,793	(24,684,975)	2,119,803	(68,578,361)	109,313,760	1,484,233	—	—
Granite Construction, Inc.	202,510,300	38,907,419	(46,116,265)	19,612,390	85,172,411	300,086,255	2,601,528	1,008,121	—
Greenbrier Cos., Inc. (The)	99,311,534	12,849,835	(16,976,066)	1,916,983	(10,879,466)	86,222,820	1,844,733	1,789,376	—
Griffon Corp.	174,828,225	24,704,718	(32,627,284)	14,012,326	(9,261,414)	171,656,571	2,330,707	1,357,340	—
Grocery Outlet Holding Corp.	83,956,610	11,302,410	(13,859,993)	(1,797,022)	(20,191,320)	59,410,685	5,882,246	—	—
Group 1 Automotive, Inc.	306,643,974	45,104,898	(73,151,018)	31,894,392	(20,530,248)	289,961,998	737,254	1,147,134	—
H2O America(h)	102,324,662	19,388,482	(13,370,248)	(769,656)	(9,684,459)	97,888,781	1,998,138	2,352,372	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
HA Sustainable Infrastructure Capital, Inc.	$ 215,087,569	$ 35,588,163	$ (29,137,474)	$ 3,380,012	$ 11,248,321	$ 236,166,591	7,514,050	$ 12,304,470	$ —
Hanesbrands, Inc.(b)	125,979,168	13,713,464	(142,209,413)	16,730,902	(14,214,121)	—	—	—	—
Hanmi Financial Corp.	42,878,589	1,605,337	(3,829,952)	(1,136,806)	8,807,796	48,324,964	1,787,827	1,459,675	—
Harmonic, Inc.	69,401,986	9,369,854	(14,292,086)	1,321,412	323,987	66,125,153	6,686,062	—	—
Hawaiian Electric Industries, Inc.	—	118,031,526	(491,954)	15,257	8,965,837	126,520,666	10,286,233	—	—
Hawkins, Inc.	124,731,922	38,008,740	(25,127,828)	15,127,472	24,115,302	176,855,608	1,244,936	652,204	—
Hayward Holdings, Inc.(c)	N/A	69,387,946	(22,349,311)	341,430	8,439,413	183,701,303	11,890,052	—	—
HB Fuller Co.	189,730,215	26,339,436	(34,823,610)	1,250,385	9,170,625	191,667,051	3,223,462	2,283,611	—
Healthcare Services Group, Inc.	46,521,670	9,783,666	(15,887,807)	(1,691,464)	41,534,399	80,260,464	4,197,723	—	—
Heidrick & Struggles International, Inc.(b)	54,043,365	9,611,473	(83,295,564)	35,443,455	(15,802,729)	—	—	550,914	—
Helen of Troy Ltd.(b)	75,586,719	4,181,964	(33,476,471)	(55,054,570)	8,762,358	—	—	—	—
Helix Energy Solutions Group, Inc.	73,458,306	8,125,296	(12,204,194)	(699,673)	(17,591,668)	51,088,067	8,148,017	—	—
Helmerich & Payne, Inc.	160,676,370	20,017,708	(23,285,582)	(921,254)	13,469,061	169,956,303	5,925,952	4,433,278	—
Heritage Financial Corp.	51,183,337	6,968,353	(8,117,571)	(517,821)	(1,031,433)	48,484,865	2,050,100	1,459,989	—
Highwoods Properties, Inc.	197,251,592	27,328,240	(30,765,476)	4,298,716	(29,018,925)	169,094,147	6,548,960	9,611,909	—
Hillenbrand, Inc.	105,108,650	17,868,609	(20,394,467)	(4,159,587)	34,814,879	133,238,084	4,200,444	2,865,848	—
HNI Corp.	131,089,641	75,203,506	(29,611,733)	2,917,941	(7,080,984)	172,518,371	4,103,672	2,829,654	—
Hope Bancorp, Inc.	78,248,843	15,050,426	(13,300,123)	(457,654)	4,164,905	83,706,397	7,637,445	3,188,883	—
Horace Mann Educators Corp.	107,787,451	10,139,450	(14,063,044)	1,693,144	6,679,425	112,236,426	2,430,412	2,568,136	—
Hub Group, Inc., Class A	139,615,389	18,658,064	(23,576,429)	5,481,231	13,647,680	153,825,935	3,610,090	1,357,252	—
IAC, Inc.	201,184,399	22,672,543	(83,045,022)	(5,338,393)	16,437,988	151,911,515	3,885,205	—	—
Ichor Holdings Ltd.	47,332,249	5,568,480	(5,795,853)	(987,283)	(7,598,875)	38,518,718	2,090,001	—	—
ICU Medical, Inc.	210,232,096	28,955,623	(34,311,649)	5,207,323	(13,660)	210,069,733	1,472,417	—	—
Impinj, Inc.	129,636,966	60,679,375	(27,729,402)	(3,825,899)	119,145,285	277,906,325	1,597,071	—	—
Independent Bank Corp.	164,763,486	46,626,552	(24,291,115)	2,730,660	26,397,329	216,226,912	2,958,770	4,942,383	—
Indivior PLC	—	263,061,037	(1,005,492)	14,094	4,917,675	266,987,314	7,441,118	—	—
Ingevity Corp.	88,975,714	15,434,168	(20,004,153)	316,365	42,104,138	126,826,232	2,143,059	—	—
Innospec, Inc.	146,607,907	17,302,204	(23,424,063)	371,574	(27,849,067)	113,008,555	1,476,464	2,528,895	—
Innovative Industrial Properties, Inc.	94,753,942	12,539,614	(17,170,467)	(14,743,568)	3,695,719	79,075,240	1,669,663	9,444,946	—
Innoviva, Inc.	61,749,457	27,745,427	(11,058,081)	3,421,884	2,739,173	84,597,860	4,232,009	—	—
Insight Enterprises, Inc.	253,473,651	52,214,995	(34,235,500)	11,367,682	(132,414,173)	150,406,655	1,846,160	—	—
Insperity, Inc.	—	82,756,827	(352,667)	524	226,971	82,631,655	2,134,082	—	—
Inspire Medical Systems, Inc.	292,223,052	25,992,662	(50,033,054)	(37,984,169)	(84,874,355)	145,324,136	1,575,671	—	—
Installed Building Products, Inc.(g)	246,207,644	44,561,145	(59,944,597)	24,173,877	(125,449,980)	N/A	N/A	1,523,122	—
Insteel Industries, Inc.	31,628,117	5,760,340	(7,106,298)	508,276	5,838,929	36,629,364	1,156,595	1,281,026	—
Integer Holdings Corp.	244,765,485	37,373,909	(36,840,132)	7,809,238	(89,344,307)	163,764,193	2,088,030	—	—
Integra LifeSciences Holdings Corp.	90,225,014	7,779,832	(9,769,231)	(3,592,863)	(35,082,816)	49,559,936	3,990,333	—	—
InterDigital, Inc.	328,370,067	68,841,506	(80,444,526)	34,242,092	137,538,922	488,548,061	1,534,481	2,928,768	—
Interface, Inc., Class A	71,517,387	12,489,912	(15,246,796)	4,632,885	23,745,485	97,138,873	3,479,186	174,026	—
International Seaways, Inc.(g)	82,801,165	16,867,781	(19,275,650)	1,539,853	6,470,050	N/A	N/A	5,397,660	—
Iridium Communications, Inc.	—	106,817,052	(444,745)	5,652	2,096,791	108,474,750	6,241,355	—	—
Itron, Inc.	292,094,870	46,889,868	(53,600,126)	14,965,085	(46,872,727)	253,476,970	2,729,668	—	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Jack in the Box, Inc.(b)	$ 31,697,857	$ 1,771,304	$ (24,022,897)	$ (78,523,368)	$ 69,077,104	$ —	—	$ —	$ —
JBG SMITH Properties	84,142,224	3,478,229	(36,328,970)	8,807,920	36,271	60,135,674	3,535,313	2,820,197	—
JBT Marel Corp.	348,897,497	93,938,540	(57,952,689)	10,624,575	71,207,318	466,715,241	3,097,599	864,833	—
JetBlue Airways Corp.(g)	90,722,107	12,858,614	(20,017,300)	(1,158,842)	3,642,674	N/A	N/A	—	—
John B Sanfilippo & Son, Inc.	39,608,898	5,880,173	(7,293,370)	(608,941)	460,074	38,046,834	538,907	1,370,662	—
John Wiley & Sons, Inc., Class A	112,974,305	13,077,636	(17,027,429)	1,071,679	(35,496,213)	74,599,978	2,435,520	3,477,846	—
Kadant, Inc.	244,690,321	30,587,893	(38,202,320)	(3,499,757)	(33,028,654)	200,547,483	703,626	718,585	—
Kaiser Aluminum Corp.	59,741,677	12,485,671	(13,958,280)	275,045	51,338,314	109,882,427	956,664	2,208,643	—
Kennametal, Inc.	101,880,903	15,938,955	(20,439,080)	(1,096,772)	32,536,821	128,820,827	4,534,348	2,731,688	—
Kennedy-Wilson Holdings, Inc.	63,418,224	8,513,858	(9,423,004)	(1,752,103)	8,359,814	69,116,789	7,147,548	2,553,834	—
KKR Real Estate Finance Trust, Inc.(g)	38,540,718	4,871,990	(7,996,123)	(4,040,564)	23,002,562	N/A	N/A	2,460,140	—
Knowles Corp.	82,384,380	15,107,460	(21,288,390)	3,835,547	28,695,259	108,734,256	5,073,927	—	—
Kodiak Gas Services, Inc.	—	174,866,490	(13,170,803)	630,477	22,919,701	185,245,865	4,953,098	1,887,209	—
Kohl’s Corp.	56,297,631	15,866,494	(16,550,432)	(3,031,626)	83,730,302	136,312,369	6,678,705	2,496,788	—
Kontoor Brands, Inc.	196,793,807	31,056,579	(31,037,242)	8,679,565	(19,285,196)	186,207,513	3,048,085	4,713,249	—
Koppers Holdings, Inc.	35,088,088	4,828,412	(6,391,139)	(537,368)	(602,723)	32,385,270	1,195,911	287,190	—
Korn Ferry	216,354,570	29,131,740	(32,345,659)	11,912,536	(17,963,896)	207,089,291	3,136,766	4,471,866	—
Kratos Defense & Security Solutions, Inc.(b)	280,610,374	62,575,325	(838,834,078)	484,982,626	10,665,753	—	—	—	—
Krystal Biotech, Inc.	282,183,022	38,932,352	(41,032,482)	276,135	98,870,527	379,229,554	1,538,207	—	—
Kulicke & Soffa Industries, Inc.	108,858,768	16,423,001	(22,806,540)	4,561,799	34,539,260	141,576,288	3,107,469	1,940,916	—
Lakeland Financial Corp.	93,845,120	13,099,218	(16,472,891)	(831,582)	(2,847,896)	86,791,969	1,521,065	2,286,720	—
La-Z-Boy, Inc.	100,255,882	13,438,396	(17,480,985)	2,733,561	(7,440,618)	91,506,236	2,455,225	1,687,081	—
LCI Industries	137,648,306	22,150,634	(33,782,709)	(2,398,550)	51,362,729	174,980,410	1,442,067	5,151,310	—
Leggett & Platt, Inc.	65,727,473	11,295,506	(13,177,568)	(1,613,551)	26,532,816	88,764,676	8,069,516	1,210,544	—
LeMaitre Vascular, Inc.	106,139,037	14,562,387	(16,360,895)	7,303,378	(10,786,649)	100,857,258	1,243,616	735,002	—
LGI Homes, Inc.	85,036,799	9,158,816	(13,232,084)	(4,576,830)	(24,413,177)	51,973,524	1,209,812	—	—
Liberty Energy, Inc., Class A	158,672,116	20,342,787	(23,476,140)	(4,375,420)	27,017,118	178,180,461	9,652,246	2,420,567	—
Ligand Pharmaceuticals, Inc.	122,836,744	29,482,525	(25,228,544)	8,161,860	87,497,021	222,749,606	1,178,133	—	—
Lincoln National Corp.(g)	306,924,709	—	—	—	(83,166,926)	N/A	N/A	11,538,523	—
Lindsay Corp.	85,006,637	13,378,517	(17,267,486)	2,873,166	(8,119,565)	75,871,269	643,686	710,676	—
LiveRamp Holdings, Inc.	106,286,364	17,015,013	(24,731,041)	663,274	12,157,255	111,390,865	3,792,675	—	—
LKQ Corp.	—	455,476,008	(1,689,391)	16,881	6,931,145	460,734,643	15,256,114	—	—
LTC Properties, Inc.	99,204,485	16,913,990	(15,537,504)	(357,433)	(2,686,412)	97,537,126	2,837,031	4,662,421	—
LXP Industrial Trust	158,967,702	24,804,408	(30,594,349)	(1,889,430)	23,507,446	174,795,777	3,525,530	7,173,672	—
M/I Homes, Inc.	192,075,994	29,423,059	(43,071,228)	17,415,700	4,506,471	200,349,996	1,565,846	—	—
Macerich Co. (The)	263,869,144	38,344,668	(39,046,513)	6,882,972	11,729,741	281,780,012	15,264,356	7,660,156	—
Madison Square Garden Sports Corp., Class A	201,712,590	42,455,677	(33,704,223)	24,995	66,487,348	276,976,387	1,070,854	—	—
Magnolia Oil & Gas Corp., Class A	298,398,224	34,835,753	(55,083,837)	(2,688,185)	(36,521,835)	238,940,120	10,915,492	5,027,634	—
ManpowerGroup, Inc.	—	108,482,495	(5,935,845)	(581,028)	(19,959,133)	82,006,489	2,758,375	2,009,183	—
MARA Holdings, Inc.	241,342,346	68,819,002	(45,031,507)	985,885	(63,269,451)	202,846,275	22,588,672	—	—
MarineMax, Inc.	27,172,839	4,123,933	(6,376,890)	(611,454)	3,763,287	28,071,715	1,158,552	—	—
MarketAxess Holdings, Inc.	—	343,774,313	—	—	23,144,381	366,918,694	2,024,379	1,454,358	—
Masterbrand, Inc.	102,635,889	12,916,041	(16,582,862)	1,284,480	(16,861,959)	83,391,589	7,553,586	—	—
Materion Corp.	104,697,125	17,611,714	(21,667,127)	6,992,792	45,967,332	153,601,836	1,235,536	517,240	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Matson, Inc.	$ 263,210,553	$ 30,889,911	$ (52,595,162)	$ 17,741,056	$ (29,658,582)	$ 229,587,776	1,858,258	$ 2,054,362	$ —
Matthews International Corp., Class A	42,851,965	7,200,830	(9,152,635)	(2,868,758)	9,877,562	47,908,964	1,834,187	1,403,690	—
MaxLinear, Inc.	51,711,443	13,476,404	(10,724,033)	(2,787,655)	33,615,402	85,291,561	4,893,377	—	—
MDU Resources Group, Inc.	213,192,724	31,822,077	(37,598,306)	2,933,889	27,356,388	237,706,772	12,177,601	5,011,224	—
Medical Properties Trust, Inc.(g)	223,870,178	24,538,760	(62,508,320)	8,002,745	(72,510,032)	N/A	N/A	8,410,612	—
Mercury Systems, Inc.	135,161,136	35,053,358	(30,018,309)	7,080,502	83,806,680	231,083,367	3,165,092	—	—
Merit Medical Systems, Inc.	380,961,926	47,991,135	(54,248,188)	18,038,764	(81,285,699)	311,457,938	3,533,673	—	—
Meritage Homes Corp.	317,151,497	43,008,478	(61,548,816)	21,054,120	(43,555,714)	276,109,565	4,196,194	5,530,431	—
Mesa Laboratories, Inc.(b)	40,583,025	2,347,417	(28,070,250)	(51,309,909)	36,449,717	—	—	104,145	—
Metallus, Inc.	30,887,919	5,503,000	(8,030,326)	295,455	7,957,060	36,613,108	2,133,631	—	—
MGE Energy, Inc.	208,130,654	27,118,238	(32,622,940)	2,126,655	(33,977,138)	170,775,469	2,177,703	3,036,949	—
Middlesex Water Co.	71,031,389	8,246,162	(9,370,737)	(1,008,971)	(13,821,153)	55,076,690	1,092,358	1,113,512	—
MillerKnoll, Inc.	80,655,692	10,079,481	(12,680,769)	(4,354)	(3,432,461)	74,617,589	4,081,925	2,296,121	—
Millrose Properties, Inc., Class A(c)	N/A	97,063,782	(40,060,497)	2,869,386	17,030,469	274,480,896	9,189,183	12,876,231	—
Minerals Technologies, Inc.	125,344,910	14,564,101	(21,362,370)	227,543	(5,699,805)	113,074,379	1,855,199	638,595	—
Mirion Technologies, Inc., Class A	—	358,031,964	(19,382,492)	938,367	6,333,266	345,921,105	14,770,329	—	—
Monro, Inc.	27,331,500	3,521,049	(4,908,100)	(5,405,059)	15,183,734	35,723,124	1,782,591	1,491,785	—
Moog, Inc., Class A	303,897,458	46,453,803	(55,389,571)	22,597,365	95,047,037	412,606,092	1,694,133	1,477,720	—
Mr. Cooper Group, Inc.(b)	470,772,151	—	(116,552,999)	31,026,767	(385,245,919)	—	—	7,417,344	—
Mueller Water Products, Inc., Class A	246,157,442	33,140,185	(41,709,916)	(1,710,833)	(13,467,990)	222,408,888	9,337,065	1,898,963	—
MYR Group, Inc.	112,734,671	26,550,313	(36,648,465)	16,709,050	82,794,462	202,140,031	925,126	—	—
Myriad Genetics, Inc.	49,923,464	5,452,022	(5,527,583)	(4,003,701)	(11,219,518)	34,624,684	5,630,030	—	—
National Bank Holdings Corp., Class A	90,132,471	5,078,234	(8,611,726)	(140,235)	(584,119)	85,874,625	2,259,264	2,080,534	—
National Vision Holdings, Inc.	62,223,366	17,669,413	(19,276,972)	2,174,409	59,236,834	122,027,050	4,726,067	—	—
NBT Bancorp, Inc.	125,248,738	29,936,678	(21,095,293)	6,040,787	(10,692,352)	129,438,558	3,117,499	3,363,670	—
NCR Atleos Corp.	118,236,242	21,676,109	(23,332,721)	5,286,377	45,979,389	167,845,396	4,404,235	—	—
NCR Voyix Corp.	87,992,755	13,953,934	(22,703,182)	(6,577,560)	11,502,413	84,168,360	8,251,800	—	—
Neogen Corp.	105,829,393	15,993,297	(11,928,101)	(1,830,242)	(17,562,517)	90,501,830	12,947,329	—	—
NeoGenomics, Inc.	75,313,617	11,469,092	(12,688,762)	(7,948,051)	24,514,543	90,660,439	7,709,221	—	—
NetScout Systems, Inc.	93,211,285	14,647,361	(22,791,354)	(1,902,150)	27,421,664	110,586,806	4,086,726	—	—
Newell Brands, Inc.	159,954,395	17,201,722	(22,295,890)	(7,980,114)	(53,965,186)	92,914,927	24,977,131	5,235,343	—
NexPoint Residential Trust, Inc.	54,015,808	6,582,506	(8,050,960)	(942,359)	(11,660,158)	39,944,837	1,327,071	2,037,873	—
NMI Holdings, Inc., Class A	175,302,714	23,878,359	(34,637,180)	10,460,076	11,853,960	186,857,929	4,580,974	—	—
Northern Oil & Gas, Inc.	185,630,731	19,253,885	(28,527,459)	(7,290,837)	(44,787,547)	124,278,773	5,788,485	7,775,267	—
Northwest Bancshares, Inc.	94,855,914	24,023,794	(13,636,914)	508,142	(1,284,852)	104,466,084	8,705,507	5,007,569	—
Northwest Natural Holding Co.	106,002,289	14,327,808	(13,801,592)	446,198	8,975,365	115,950,068	2,480,746	3,546,040	—
Oceaneering International, Inc.	136,285,565	18,798,152	(24,576,681)	4,672,769	7,695,342	142,875,147	5,945,699	—	—
ODP Corp. (The)(b)	27,344,993	—	(26,968,979)	(21,003,816)	20,627,802	—	—	—	—
OFG Bancorp	113,682,413	8,328,522	(17,087,570)	6,538,266	(3,858,273)	107,603,358	2,625,753	2,366,986	—
O-I Glass, Inc.	109,265,158	19,227,648	(23,641,958)	(417,122)	30,661,927	135,095,653	9,152,822	—	—
Omnicell, Inc.	100,116,176	14,228,546	(21,031,662)	(4,691,817)	32,518,431	121,139,674	2,674,165	—	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
OPENLANE, Inc.	$ 127,372,664	$ 23,730,756	$ (30,505,344)	$ 7,661,949	$ 60,329,627	$ 188,589,652	6,332,762	$ —	$ —
Organon & Co.	237,126,690	20,326,990	(25,624,590)	(8,281,539)	(112,474,299)	111,073,252	15,491,388	926,867	—
OSI Systems, Inc.	187,742,546	33,409,648	(34,078,885)	16,296,836	39,998,160	243,368,305	954,161	—	—
Otter Tail Corp.	207,872,022	28,452,984	(34,206,401)	2,003,917	(1,365,626)	202,756,896	2,509,057	3,925,863	—
Outfront Media, Inc.	137,489,462	29,657,118	(24,481,316)	1,292,492	65,828,454	209,786,210	8,704,822	7,581,136	—
Owens & Minor, Inc.(b)	41,262,007	2,378,140	(26,685,669)	(62,737,060)	45,782,582	—	—	—	—
Oxford Industries, Inc.	53,535,612	4,768,622	(7,669,303)	(3,552,224)	(17,961,031)	29,121,676	851,511	1,776,014	—
Pacific Premier Bancorp, Inc.(b)	127,255,306	3,449,024	(148,688,596)	(45,373,158)	63,357,424	—	—	3,857,717	—
Pacira BioSciences, Inc.	70,939,494	10,515,026	(18,282,608)	(8,429,310)	11,585,354	66,327,956	2,562,904	—	—
Palomar Holdings, Inc.	224,869,185	31,027,991	(39,224,901)	11,438,943	(14,661,620)	213,449,598	1,583,924	—	—
Papa John’s International, Inc.	82,907,615	12,738,664	(15,361,226)	(4,412,256)	(682,351)	75,190,446	1,953,506	2,683,615	—
Park National Corp.	136,145,542	17,887,157	(25,378,285)	7,273,571	(6,160,599)	129,767,386	852,723	3,812,658	—
Pathward Financial, Inc.	107,662,236	4,307,539	(12,735,161)	6,666,669	(9,178,906)	96,722,377	1,362,287	211,076	—
Patrick Industries, Inc.	175,927,756	29,059,854	(37,272,641)	14,607,339	32,791,102	215,113,410	1,983,892	2,533,404	—
Patterson Cos., Inc.(b)	152,320,336	—	(152,849,619)	13,128,079	(12,598,796)	—	—	—	—
Patterson-UTI Energy, Inc.	178,718,944	17,808,587	(24,346,310)	(3,376,202)	(43,155,985)	125,649,034	20,564,490	5,048,035	—
Peabody Energy Corp.	101,792,139	22,273,404	(23,870,830)	(2,253,581)	118,333,466	216,274,598	7,281,973	1,627,643	—
Pebblebrook Hotel Trust	74,963,702	12,160,334	(18,718,540)	(2,420,107)	10,625,903	76,611,292	6,767,782	207,849	—
Pediatrix Medical Group, Inc.	75,720,712	13,265,739	(15,536,505)	1,215,713	32,627,843	107,293,502	5,016,059	—	—
Penguin Solutions, Inc.	57,230,033	10,816,134	(21,321,717)	2,786,054	6,834,423	56,344,927	2,880,620	—	—
Penn Entertainment, Inc.	151,755,237	21,270,907	(48,593,355)	(7,894,410)	(4,261,895)	112,276,484	7,611,965	—	—
PennyMac Mortgage Investment Trust	78,674,763	11,191,034	(13,478,735)	(1,238,636)	(10,091,033)	65,057,393	5,183,856	8,300,226	—
Perdoceo Education Corp.	96,266,942	8,901,441	(15,795,536)	6,907,022	9,656,483	105,936,352	3,611,877	1,584,430	—
Perrigo Co. PLC	—	108,997,004	(457,285)	10,345	5,601,188	114,151,252	8,200,521	—	—
Phibro Animal Health Corp., Class A	27,397,404	6,086,710	(7,151,846)	1,712,433	17,462,917	45,507,618	1,218,084	437,798	—
Phillips Edison & Co., Inc.	282,451,246	35,058,730	(43,603,183)	753,705	(7,973,000)	266,687,498	7,497,540	7,072,238	—
Phinia, Inc.	107,074,905	17,185,809	(28,652,147)	5,336,663	42,667,655	143,612,885	2,290,842	1,916,178	—
Photronics, Inc.	81,292,652	12,835,143	(22,858,392)	6,633,736	34,608,189	112,511,328	3,515,979	—	—
Piper Sandler Cos.	246,562,866	48,248,961	(47,837,792)	23,702,150	66,152,395	336,828,580	991,518	1,997,480	—
PJT Partners, Inc., Class A	202,081,340	41,741,995	(44,264,543)	10,585,324	32,070,666	242,214,782	1,448,653	1,082,873	—
Plexus Corp.	214,237,588	31,479,612	(39,145,831)	14,193,141	15,665,439	236,429,949	1,608,367	—	—
Power Integrations, Inc.	—	121,121,292	(490,434)	(189)	(3,442,459)	117,188,210	3,297,361	—	—
PRA Group, Inc.	50,263,642	5,605,742	(7,576,397)	(3,740,135)	(3,440,248)	41,112,604	2,324,059	—	—
Premier, Inc.(b)	108,845,221	11,559,544	(165,967,401)	30,774,457	14,788,179	—	—	2,180,513	—
Prestige Consumer Healthcare, Inc.	263,347,860	27,593,983	(42,517,895)	9,183,523	(80,832,308)	176,775,163	2,865,540	—	—
PriceSmart, Inc.(g)	134,777,274	22,704,577	(24,523,224)	5,633,679	(20,059,588)	N/A	N/A	931,039	—
Primoris Services Corp.	—	404,691,950	(1,505,123)	14,350	(3,421,093)	399,780,084	3,220,397	257,705	—
Privia Health Group, Inc.	143,812,275	33,535,191	(22,440,255)	(78,983)	8,540,003	163,368,231	6,890,267	—	—
ProAssurance Corp.	73,927,501	8,850,169	(11,166,104)	(4,135,858)	6,528,039	74,003,747	3,063,069	—	—
PROG Holdings, Inc.	68,320,610	10,510,063	(17,049,542)	894,257	6,801,725	69,477,113	2,355,955	937,031	—
Progress Software Corp.	138,211,477	17,172,196	(24,659,826)	3,073,653	(23,958,575)	109,838,925	2,556,772	—	—
Progyny, Inc.	102,327,946	20,796,645	(16,151,060)	3,053,367	12,663,334	122,690,232	4,777,657	—	—
Protagonist Therapeutics, Inc.	178,218,255	43,251,577	(51,241,622)	11,801,731	123,867,841	305,897,782	3,502,379	—	—
Proto Labs, Inc.	53,098,179	8,940,659	(12,908,113)	(4,924,600)	27,161,896	71,368,021	1,410,714	—	—
Provident Financial Services, Inc.	117,685,515	12,353,070	—	—	18,245,323	148,283,908	7,508,046	5,211,611	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
PTC Therapeutics, Inc.	$ —	$ 418,897,665	$ (6,936,752)	$ (130,503)	$ (48,344,719)	$ 363,485,691	4,785,225	$ —	$ —
Q2 Holdings, Inc.	—	305,470,583	(14,782,170)	(58,673)	(21,708,831)	268,920,909	3,726,731	—	—
Qorvo, Inc.	418,203,014	61,915,760	(126,931,591)	14,793,567	55,532,326	423,513,076	5,011,396	—	—
Quanex Building Products Corp.	54,259,432	6,650,543	(9,987,032)	(3,652,270)	(5,479,153)	41,791,520	2,717,264	669,286	—
QuidelOrtho Corp.	142,520,795	17,294,460	(18,138,544)	(4,192,220)	(21,876,353)	115,608,138	4,047,904	—	—
QuinStreet, Inc.	62,284,275	7,921,329	(9,835,724)	1,328,446	(13,118,486)	48,579,840	3,380,643	—	—
Ralliant Corp.	—	364,177,705	(37,442,162)	(387,837)	15,934,479	342,282,185	6,723,280	674,494	—
Ready Capital Corp.(b)	53,035,744	5,836,311	(31,742,395)	(82,959,407)	55,829,747	—	—	2,391,660	—
Redwood Trust, Inc.	49,732,682	6,691,369	(10,551,485)	(6,907,140)	2,765,436	41,730,862	7,546,268	4,134,961	—
Renasant Corp.	133,662,383	76,455,161	(26,498,706)	4,276,954	12,023,388	199,919,180	5,676,297	3,747,907	—
Resideo Technologies, Inc.	161,262,364	39,169,429	(72,123,266)	28,614,663	131,379,173	288,302,363	8,209,065	—	—
REX American Resources Corp.	36,626,655	7,223,724	(13,162,332)	3,643,444	20,403,205	54,734,696	1,693,524	—	—
Robert Half, Inc.	338,813,268	29,524,060	(42,164,163)	(14,998,353)	(150,071,361)	161,103,451	5,931,644	10,548,791	—
Rogers Corp.	70,900,152	8,455,032	(12,109,167)	(4,955,681)	28,962,191	91,252,527	996,533	—	—
Rush Enterprises, Inc., Class A	205,858,911	28,019,270	(39,863,128)	728,782	1,145,640	195,889,475	3,631,618	2,050,474	—
RXO, Inc.	167,323,315	37,851,937	(21,451,194)	(3,966,040)	(56,146,061)	123,611,957	9,779,427	—	—
Ryman Hospitality Properties, Inc.	338,706,379	57,544,483	(51,852,312)	(25,488)	10,933,648	355,306,710	3,755,091	12,836,387	—
S&T Bancorp, Inc.	87,729,250	10,041,259	(13,274,002)	2,280,703	2,839,975	89,617,185	2,277,438	2,385,451	—
Sabre Corp.	67,035,956	6,782,016	(7,005,642)	(1,327,553)	(32,913,069)	32,571,708	23,949,785	—	—
Safety Insurance Group, Inc.	72,362,934	9,957,199	(12,210,341)	969,966	(1,949,748)	69,130,010	887,306	2,422,099	—
Sally Beauty Holdings, Inc.	56,919,801	12,386,037	(17,806,355)	1,596,266	29,740,220	82,835,969	5,808,974	—	—
Sanmina Corp.	255,909,036	61,448,291	(62,792,619)	28,742,076	204,744,417	488,051,201	3,252,157	—	—
Sarepta Therapeutics, Inc.	—	123,582,264	(8,420,273)	480,879	18,732,529	134,375,399	6,244,210	—	—
ScanSource, Inc.	45,391,038	7,166,392	(12,301,921)	1,164,440	5,551,966	46,971,915	1,202,558	—	—
Scholastic Corp.	29,590,416	4,868,582	(8,408,302)	(3,988,063)	18,471,474	40,534,107	1,368,009	842,024	—
Schrodinger, Inc.	67,630,622	9,518,070	(11,606,342)	(3,429,743)	(2,343,951)	59,768,656	3,342,766	—	—
Seacoast Banking Corp. of Florida	135,046,632	38,354,469	(20,126,815)	2,129,799	25,983,606	181,387,691	5,773,001	2,808,616	—
Sealed Air Corp.	247,726,581	22,237,105	(13,813,804)	(1,138,162)	109,199,203	364,210,923	8,790,995	5,248,204	—
Select Medical Holdings Corp.	107,886,476	16,489,456	(15,619,870)	4,613,831	(15,864,734)	97,505,159	6,566,004	1,183,759	—
Semtech Corp.	183,220,661	45,275,246	(48,320,305)	10,459,201	190,476,981	381,111,784	5,171,825	—	—
Sensient Technologies Corp.	194,960,305	35,898,682	(43,560,331)	8,051,302	42,516,410	237,866,368	2,531,840	3,108,178	—
ServisFirst Bancshares, Inc.	256,503,149	31,009,560	(39,375,604)	12,922,428	(46,057,672)	215,001,861	2,994,872	1,979,433	—
Shake Shack, Inc., Class A	218,230,537	35,975,348	(43,670,925)	9,970,581	(25,781,227)	194,724,314	2,398,969	—	—
Shenandoah Telecommunications Co.	35,644,749	5,194,355	(6,075,469)	(2,711,629)	94,978	32,146,984	2,780,881	296,124	—
Signet Jewelers Ltd.	156,134,720	31,189,619	(50,209,039)	20,634,130	44,842,525	202,591,955	2,444,401	2,439,009	—
Simmons First National Corp., Class A	159,654,399	38,821,334	(21,514,242)	(4,496,771)	(9,897,966)	162,566,754	8,624,231	5,267,673	—
Simply Good Foods Co. (The)	196,075,891	19,900,823	(27,644,095)	(1,736,283)	(76,676,167)	109,920,169	5,474,112	—	—
Simulations Plus, Inc.(b)	25,097,863	1,349,934	(17,708,896)	(34,431,794)	25,692,893	—	—	—	—
SiTime Corp.	180,685,461	79,600,536	(44,853,572)	14,612,129	231,499,547	461,544,101	1,306,787	—	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Six Flags Entertainment Corp.	$ 205,700,472	$ 25,667,076	$ (21,709,320)	$ (3,298,223)	$ (113,040,296)	$ 93,319,709	6,083,423	$ —	$ —
SkyWest, Inc.	217,886,626	34,457,067	(44,417,014)	18,532,926	13,531,340	239,990,945	2,390,110	—	—
SL Green Realty Corp.	249,888,429	34,206,781	(40,195,260)	10,272,845	(60,012,470)	194,160,325	4,232,839	8,664,711	—
SM Energy Co.	211,900,054	21,792,523	(28,121,950)	5,715,906	(83,637,322)	127,649,211	6,826,161	5,480,770	—
SolarEdge Technologies, Inc.	57,970,060	16,359,025	(15,555,759)	(5,364,322)	49,389,316	102,798,320	3,563,200	—	—
Solstice Advanced Materials, Inc.	—	478,100,677	(1,729,630)	(11,916)	(16,770,033)	459,589,098	9,460,459	—	—
Sonos, Inc.	78,559,508	16,788,891	(17,460,592)	(3,444,218)	52,044,392	126,487,981	7,203,188	—	—
Southside Bancshares, Inc.	51,250,541	5,900,036	(7,614,574)	(159,766)	2,468,100	51,844,337	1,705,967	1,835,421	—
SpartanNash Co.(b)	43,064,798	3,372,951	(59,697,874)	6,849,972	6,410,153	—	—	887,706	—
Sprinklr, Inc., Class A(g)	58,336,766	11,300,307	(9,558,649)	(1,833,405)	29,999,618	N/A	N/A	—	—
SPS Commerce, Inc.	311,446,830	33,189,340	(46,768,929)	12,844,694	(109,913,632)	200,798,303	2,252,870	—	—
SPX Technologies, Inc.(b)	369,180,323	108,601,318	(686,295,805)	437,262,959	(228,748,795)	—	—	—	—
STAAR Surgical Co.	53,693,223	10,689,277	(12,083,764)	(3,640,937)	19,766,253	68,424,052	2,963,363	—	—
Standard Motor Products, Inc.	32,395,662	6,480,982	(7,137,362)	(649,164)	15,485,408	46,575,526	1,263,922	1,149,438	—
Standex International Corp.	118,729,943	22,948,410	(24,095,726)	8,270,294	31,046,923	156,899,844	722,109	700,521	—
Stellar Bancorp, Inc.	81,319,377	10,622,918	(15,657,295)	1,431,029	7,207,588	84,923,617	2,744,784	1,196,969	—
Stepan Co.	71,955,608	8,579,339	(10,044,002)	(3,581,841)	(6,285,794)	60,623,310	1,280,053	1,483,399	—
StepStone Group, Inc., Class A	214,059,693	54,370,625	(36,339,088)	5,550,602	40,756,825	278,398,657	4,338,455	4,828,304	—
Steven Madden Ltd.	118,911,050	20,267,748	(22,602,030)	392,540	63,333,807	180,303,115	4,330,046	2,728,980	—
Stewart Information Services Corp.	122,484,690	16,274,828	(19,256,617)	6,881,842	(9,056,445)	117,328,298	1,669,916	2,579,488	—
StoneX Group, Inc.	203,338,530	48,667,757	(37,886,567)	20,521,625	28,626,173	263,267,518	2,767,450	—	—
Strategic Education, Inc.	126,275,084	15,670,416	(25,537,414)	(746,630)	(4,590,551)	111,070,905	1,384,924	2,579,450	—
Stride, Inc.	334,565,303	39,263,192	(52,911,843)	20,734,460	(174,174,306)	167,476,806	2,579,344	—	—
Sturm Ruger & Co., Inc.(b)	40,788,206	5,428,062	(39,156,571)	(23,039,088)	15,979,391	—	—	376,899	—
Summit Hotel Properties, Inc.	36,263,495	5,029,574	(6,330,143)	(2,912,805)	(625,506)	31,424,615	6,452,693	1,542,349	—
Sun Country Airlines Holdings, Inc.(c)	N/A	15,836,813	(7,345,677)	(1,252,632)	(6,608,899)	45,186,370	3,140,123	—	—
SunCoke Energy, Inc.	47,979,343	5,411,116	(6,943,216)	131,700	(10,266,362)	36,312,581	5,043,414	1,820,905	—
Sunrun, Inc.	81,281,435	31,630,232	(29,535,210)	1,966,681	169,115,964	254,459,102	13,829,299	—	—
Sunstone Hotel Investors, Inc.	116,890,644	14,366,934	(24,502,594)	(2,341,373)	(3,254,695)	101,158,916	11,315,315	3,080,254	—
Supernus Pharmaceuticals, Inc.	111,815,050	23,880,134	(22,446,614)	5,215,173	51,363,195	169,826,938	3,417,041	—	—
Sylvamo Corp.	141,432,521	14,405,242	(21,294,848)	3,564,874	(43,064,456)	95,043,333	1,973,901	2,753,792	—
Tandem Diabetes Care, Inc.	77,801,039	9,977,973	(9,809,479)	(3,223,791)	14,288,248	89,033,990	4,050,682	—	—
Tanger, Inc.	231,284,035	34,839,320	(33,880,678)	13,517,483	(16,833,150)	228,927,010	6,860,264	5,869,605	—
TEGNA, Inc.	181,524,457	25,283,423	(31,338,357)	3,164,915	7,666,449	186,300,887	9,598,191	3,608,807	—
Teleflex, Inc.	396,882,371	44,065,733	(73,364,225)	(7,195,705)	(38,937,377)	321,450,797	2,633,979	2,724,661	—
Telephone & Data Systems, Inc.	233,609,987	32,684,091	(37,550,874)	12,399,483	161,542	241,304,229	5,885,469	704,359	—
Tennant Co.	93,059,717	11,374,256	(17,920,496)	778,672	(7,701,382)	79,590,767	1,079,929	1,001,881	—
Teradata Corp.	133,022,095	20,456,523	(28,443,721)	383,122	43,649,698	169,067,717	5,554,130	—	—
Terreno Realty Corp.	390,071,636	60,458,997	(59,988,075)	(634,179)	(28,111,761)	361,796,618	6,162,436	9,347,601	—
TG Therapeutics, Inc.	325,440,394	42,923,456	(47,918,353)	7,359,015	(86,249,670)	241,554,842	8,103,148	—	—
Thryv Holdings, Inc.(b)	32,575,625	3,588,703	(19,702,737)	(47,862,144)	31,400,553	—	—	—	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Tidewater, Inc.(c)	$ N/A	$ 27,744,538	$ (17,634,936)	$ (14,063,641)	$ (91,957,962)	$ 139,079,588	2,753,506	$ —	$ —
Tompkins Financial Corp.	48,903,718	6,638,503	(7,767,199)	42,489	7,045,972	54,863,483	756,529	1,423,973	—
TransMedics Group, Inc.	139,621,744	36,733,825	(39,470,250)	(3,920,492)	114,800,580	247,765,407	2,036,707	—	—
TreeHouse Foods, Inc.	75,670,795	9,152,681	(11,902,640)	(4,519,607)	(5,950,313)	62,450,916	2,647,347	—	—
Tri Pointe Homes, Inc.	184,724,296	24,038,088	(45,009,434)	8,595,179	(11,151,110)	161,197,019	5,122,244	—	—
Trinity Industries, Inc.	143,111,163	18,418,124	(26,976,501)	1,497,346	(9,719,865)	126,330,267	4,777,998	4,395,310	—
TripAdvisor, Inc.	96,449,593	22,617,104	(20,905,594)	1,097,717	2,937,354	102,196,174	7,018,968	—	—
Triumph Financial, Inc.	78,508,122	11,825,104	(12,467,168)	1,983,003	4,389,416	84,238,477	1,345,018	—	—
Triumph Group, Inc.(b)	103,301,019	—	(105,991,574)	8,930,964	(6,240,409)	—	—	—	—
TrustCo Bank Corp.	35,879,623	5,576,029	(8,190,324)	319,353	11,903,117	45,487,798	1,100,600	1,262,160	—
Trustmark Corp.	130,227,445	15,783,504	(23,016,657)	3,349,139	12,823,945	139,167,376	3,572,975	2,619,861	—
TTM Technologies, Inc.	129,316,719	45,676,733	(44,979,660)	19,619,883	275,316,142	424,949,817	6,158,693	—	—
Two Harbors Investment Corp.	85,641,782	10,047,049	(12,490,644)	(7,125,057)	(10,921,281)	65,151,849	6,204,938	7,360,872	—
U.S. Physical Therapy, Inc.	67,531,707	11,104,370	(13,062,115)	(1,028,758)	6,188,171	70,733,375	905,793	1,214,488	—
UFP Technologies, Inc.	90,920,984	17,234,071	(15,633,091)	1,094,630	8,415,516	102,032,110	459,542	—	—
Ultra Clean Holdings, Inc.	59,645,776	9,438,173	(11,028,918)	(1,344,175)	11,778,652	68,489,508	2,703,889	—	—
Under Armour, Inc., Class A	—	51,233,825	(241,673)	6,342	4,906,417	55,904,911	11,248,473	—	—
UniFirst Corp.	161,463,648	22,312,531	(32,702,503)	1,450,991	14,919,092	167,443,759	868,034	955,685	—
United Community Banks, Inc.	207,872,739	11,403,693	(16,476,963)	(3,087,621)	24,933,941	224,645,789	7,195,573	5,344,117	—
United Fire Group, Inc.	38,772,542	6,082,654	(6,127,012)	662,811	8,121,290	47,512,285	1,307,078	615,095	—
United Natural Foods, Inc.	101,472,500	17,457,252	(19,178,536)	4,274,516	17,662,698	121,688,430	3,614,150	—	—
Uniti Group, Inc.(b)	76,066,991	3,585,561	(72,542,302)	(56,995,766)	49,885,516	—	—	—	—
Unitil Corp.	57,945,336	10,346,744	(7,294,714)	210,730	(9,111,990)	52,096,106	1,075,477	1,344,690	—
Universal Corp.	85,570,806	11,663,597	(14,020,291)	581,191	(5,473,369)	78,321,934	1,484,776	3,636,537	—
Universal Health Realty Income Trust	32,267,878	4,190,753	(5,228,053)	(804,997)	(612,336)	29,813,245	760,348	1,688,152	—
Upbound Group, Inc.	75,663,572	9,743,154	(11,016,973)	1,824,003	(21,699,913)	54,513,843	3,104,433	4,835,821	—
Upwork, Inc.	—	161,335,052	(8,954,196)	144,712	1,795,429	154,320,997	7,786,125	—	—
Urban Edge Properties	147,393,564	16,955,555	(21,757,181)	1,105,647	223,769	143,921,354	7,499,810	4,293,138	—
Veeco Instruments, Inc.	72,023,787	15,901,050	(15,526,185)	2,757,609	27,297,866	102,454,127	3,584,819	—	—
Veracyte, Inc.	—	135,484,860	(15,828,245)	2,715,086	75,961,188	198,332,889	4,710,995	—	—
Vericel Corp.	136,177,920	17,621,338	(18,983,146)	(843,352)	(25,454,752)	108,518,008	3,013,552	—	—
Veris Residential, Inc.	84,500,933	10,629,565	(13,013,090)	826,129	(10,941,687)	72,001,850	4,838,834	1,151,324	—
Veritex Holdings, Inc.(b)	84,250,603	2,890,141	(104,149,029)	6,846,141	10,162,144	—	—	2,171,028	—
Verra Mobility Corp., Class A	229,393,445	30,958,319	(46,253,385)	6,750,403	(6,726,543)	214,122,239	9,554,763	—	—
Vestis Corp.	70,155,152	6,668,709	(8,810,176)	(8,871,328)	(14,616,852)	44,525,505	6,675,488	—	—
Viasat, Inc.(c)	N/A	109,502,740	(22,809,233)	4,101,805	18,668,911	277,801,599	8,061,567	—	—
Viavi Solutions, Inc.	153,782,559	28,406,223	(30,417,881)	2,735,685	83,401,177	237,907,763	13,350,604	—	—
Victoria’s Secret & Co.	90,321,505	23,642,086	(24,041,143)	3,610,719	165,272,133	258,805,300	4,777,650	—	—
Virtu Financial, Inc., Class A	190,449,235	25,768,832	(34,899,512)	7,039,995	(29,880,033)	158,478,517	4,756,258	3,458,508	—
Virtus Investment Partners, Inc.	70,299,611	10,151,391	(15,409,609)	1,934,034	(5,271,281)	61,704,146	378,205	2,667,657	—
Vishay Intertechnology, Inc.	110,460,766	22,356,383	(15,545,996)	(1,404,972)	(9,243,501)	106,622,680	7,358,363	2,077,115	—
WaFd, Inc.	144,074,524	9,120,543	(18,714,292)	(2,219,628)	18,562,133	150,823,280	4,708,813	3,892,750	—
Walker & Dunlop, Inc.	169,730,934	26,460,529	(22,593,993)	3,043,821	(54,546,896)	122,094,395	2,029,832	3,922,017	—
WD-40 Co.	204,378,792	23,808,272	(31,456,798)	7,341,845	(45,335,072)	158,737,039	806,181	2,282,478	—
Werner Enterprises, Inc.	112,049,470	16,154,221	(23,620,035)	(3,668,108)	6,071,723	106,987,271	3,565,054	1,534,304	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Westamerica BanCorp	$ 83,984,841	$ 10,611,065	$ (18,879,406)	$ (1,374,218)	$ (3,294,213)	$ 71,048,069	1,485,429	$ 2,147,866	$ —
Whitestone REIT	40,891,375	4,892,422	(6,566,940)	962,800	(3,031,171)	37,148,486	2,674,477	968,329	—
WillScot Holdings Corp., Class A	317,618,058	34,312,383	(48,649,776)	(6,058,489)	(92,063,639)	205,158,537	10,895,302	2,304,102	—
Winnebago Industries, Inc.	60,500,561	9,068,023	(11,346,574)	(2,195,626)	12,063,302	68,089,686	1,680,397	1,751,303	—
Wolfspeed, Inc.(b)	29,432,093	494,293	(5,011,681)	(70,725,640)	45,810,935	—	—	—	—
Wolverine World Wide, Inc.	68,857,588	13,622,993	(15,305,930)	1,809,492	19,665,775	88,649,918	4,884,293	954,407	—
World Kinect Corp.	101,838,605	12,705,821	(20,216,283)	(2,001,372)	(14,771,831)	77,554,940	3,310,070	2,008,260	—
WSFS Financial Corp.	188,303,609	13,840,270	(33,154,833)	831,158	10,604,463	180,424,667	3,266,196	1,742,687	—
Xencor, Inc.	46,036,131	7,788,524	(8,088,998)	(4,688,847)	24,082,604	65,129,414	4,254,044	—	—
Xenia Hotels & Resorts, Inc.	74,029,000	11,302,275	(19,641,738)	(5,747,994)	19,928,600	79,870,143	5,648,525	2,393,199	—
Xerox Holdings Corp.(b)	34,557,616	2,417,877	(31,684,862)	(83,465,763)	78,175,132	—	—	174,205	—
XPEL, Inc.	41,181,858	12,481,337	(8,866,812)	(1,113,256)	31,213,815	74,896,942	1,500,640	—	—
Yelp, Inc.	150,701,621	18,097,431	(37,914,449)	2,254,840	(27,356,138)	105,783,305	3,480,859	—	—
Ziff Davis, Inc.	99,313,192	12,139,529	(22,361,722)	(6,525,309)	167,463	82,733,153	2,353,717	—	—
Zurn Elkay Water Solutions Corp.	291,319,958	65,341,355	(57,914,749)	4,373,272	109,581,796	412,701,632	8,877,213	2,489,824	—
				$ 2,825,796,853	$ 3,264,938,762	$ 79,824,632,163		$ 977,858,644	$ —

(a)	Formerly the New York Mortgage Trust, Inc.
(b)	As of period end, the entity is no longer held.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
(d)	Formerly the Berkshire Hills Bancorp, Inc.
(e)	Represents net amount purchased (sold).
(f)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(g)	As of period end, the entity was not considered an affiliate.
(h)	Formerly the SJW Group.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,833	03/20/26	$ 228,942	$ (5,322,174)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Adeia, Inc.	Goldman Sachs Bank USA	USD	191,406	08/18/26	0.40%	1D FEDL01	Monthly	$ 65,740
Adeia, Inc.	JPMorgan Chase Bank N.A.		1,144,087	02/09/26	0.40%	1D OBFR01	Monthly	394,578
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA		8,710,229	08/19/26	(2.25)%	1D FEDL01	Monthly	(631,285)
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.		1,301,572	02/09/26	0.40%	1D OBFR01	Monthly	(82,919)
Bancorp, Inc. (The)	JPMorgan Chase Bank N.A.		2,063,367	02/09/26	0.40%	1D OBFR01	Monthly	(4,817)
Bank of Hawaii Corp.	JPMorgan Chase Bank N.A.		662,889	02/09/26	0.40%	1D OBFR01	Monthly	(21,647)
BankUnited, Inc.	JPMorgan Chase Bank N.A.		2,796,635	02/09/26	0.40%	1D OBFR01	Monthly	(64,227)

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
BankUnited, Inc.	Merrill Lynch International	USD	2,694,624	02/15/28	0.40%	1D OBFR01	Monthly	$ (76,939)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		5,530,971	08/19/26	0.40%	1D FEDL01	Monthly	(23,805)
Bread Financial Holdings, Inc.	HSBC Bank PLC		60,461,865	02/09/28	0.40%	1D OBFR01	Monthly	1,344,154
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.		2,915,016	02/09/26	0.40%	1D OBFR01	Monthly	(88,476)
Central Pacific Financial Corp.	JPMorgan Chase Bank N.A.		707,429	02/09/26	0.40%	1D OBFR01	Monthly	(36,149)
Douglas Emmett, Inc.	Goldman Sachs Bank USA		2,548,915	08/19/26	0.40%	1D FEDL01	Monthly	(148,523)
Douglas Emmett, Inc.	HSBC Bank PLC		17,644,532	02/09/28	0.40%	1D OBFR01	Monthly	(1,183,292)
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.		1,548,176	02/09/26	0.40%	1D OBFR01	Monthly	(46,843)
Extreme Networks, Inc.	BNP Paribas S.A.		4,254,462	09/07/27	0.20%	1D OBFR01	Monthly	(66,970)
Extreme Networks, Inc.	Goldman Sachs Bank USA		30,722,778	08/19/26	0.40%	1D FEDL01	Monthly	(490,257)
Extreme Networks, Inc.	JPMorgan Chase Bank N.A.		1,609,360	02/09/26	0.40%	1D OBFR01	Monthly	(133,005)
First BanCorp/Puerto Rico	JPMorgan Chase Bank N.A.		731,249	02/09/26	0.40%	1D OBFR01	Monthly	(35,509)
Fulton Financial Corp.	JPMorgan Chase Bank N.A.		3,005,164	02/09/26	0.40%	1D OBFR01	Monthly	(154,550)
Fulton Financial Corp.	Merrill Lynch International		802,453	02/15/28	0.40%	1D OBFR01	Monthly	(23,376)
Genworth Financial, Inc., Class A	JPMorgan Chase Bank N.A.		3,027,180	02/09/26	0.40%	1D OBFR01	Monthly	(6,022)
Genworth Financial, Inc.	Merrill Lynch International		1,521,917	02/15/28	0.40%	1D OBFR01	Monthly	6,772
Global Net Lease, Inc.	Goldman Sachs Bank USA		201,936	08/18/26	0.40%	1D FEDL01	Monthly	4,808
Global Net Lease, Inc.	HSBC Bank PLC		22,820,376	02/09/28	0.40%	1D OBFR01	Monthly	1,468,638
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		112,666,953	08/19/26	0.40%	1D FEDL01	Monthly	488,057
Jackson Financial, Inc., Class A	HSBC Bank PLC		135,693,300	02/09/28	0.40%	1D OBFR01	Monthly	11,108,186
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		6,069,242	02/09/26	0.40%	1D OBFR01	Monthly	(8,963)
Lincoln National Corp.	Goldman Sachs Bank USA		1,198,342	08/18/26	0.40%	1D FEDL01	Monthly	(17,763)
Lincoln National Corp.	HSBC Bank PLC		59,649,309	02/09/28	0.40%	1D OBFR01	Monthly	2,111,530
Lincoln National Corp.	JPMorgan Chase Bank N.A.		6,239,963	02/09/26	0.40%	1D OBFR01	Monthly	(102,927)
Lumen Technologies, Inc.	Goldman Sachs Bank USA		4,428,099	08/18/26	0.40%	1D FEDL01	Monthly	(159,324)
Lumen Technologies, Inc.	HSBC Bank PLC		65,594,443	02/09/28	0.40%	1D OBFR01	Monthly	(4,702,111)
Lumen Technologies, Inc.	JPMorgan Chase Bank N.A.		7,138,312	02/09/26	0.40%	1D OBFR01	Monthly	11,262
MarketAxess Holdings, Inc.	BNP Paribas S.A.		34,419,482	09/07/27	0.20%	1D OBFR01	Monthly	393,750
MarketAxess Holdings, Inc.	JPMorgan Chase Bank N.A.		746,286	02/09/26	0.40%	1D OBFR01	Monthly	(2,618)
Moelis & Co., Class A	Goldman Sachs Bank USA		56,510,499	08/19/26	0.40%	1D FEDL01	Monthly	(545,484)
Moelis & Co., Class A	JPMorgan Chase Bank N.A.		4,188,875	02/09/26	0.40%	1D OBFR01	Monthly	(39,041)
Par Pacific Holdings, Inc.	Goldman Sachs Bank USA		19,648,755	08/19/26	0.40%	1D FEDL01	Monthly	(2,537,051)
Par Pacific Holdings, Inc.	JPMorgan Chase Bank N.A.		1,599,220	02/09/26	0.40%	1D OBFR01	Monthly	(140,629)
Payoneer Global, Inc.	JPMorgan Chase Bank N.A.		1,400,556	02/09/26	0.40%	1D OBFR01	Monthly	(68,274)
Payoneer Global, Inc.	Merrill Lynch International		1,344,606	02/15/28	0.40%	1D OBFR01	Monthly	(46,206)
Pitney Bowes, Inc.	Goldman Sachs Bank USA		17,290,535	08/19/26	0.40%	1D FEDL01	Monthly	733,228
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.		1,372,128	02/09/26	0.40%	1D OBFR01	Monthly	1,845
Preferred Bank	Goldman Sachs Bank USA		1,368,084	08/18/26	0.40%	1D FEDL01	Monthly	(85,819)
Preferred Bank	HSBC Bank PLC		10,224,777	02/09/28	0.40%	1D OBFR01	Monthly	(32,381)
Preferred Bank	JPMorgan Chase Bank N.A.		930,253	02/09/26	0.40%	1D OBFR01	Monthly	(53,376)
Provident Financial Services, Inc.	Goldman Sachs Bank USA		1,587,086	08/18/26	0.40%	1D FEDL01	Monthly	(98,015)
Provident Financial Services, Inc.	HSBC Bank PLC		2,959,954	02/09/28	0.40%	1D OBFR01	Monthly	(50,443)
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.		2,207,075	02/09/26	0.40%	1D OBFR01	Monthly	(125,227)
Radian Group, Inc.	Goldman Sachs Bank USA		4,720,262	08/18/26	0.40%	1D FEDL01	Monthly	(26,086)
Radian Group, Inc.	JPMorgan Chase Bank N.A.		46,519,138	02/09/26	0.40%	1D OBFR01	Monthly	1,883,309
RadNet, Inc.	Goldman Sachs Bank USA		23,192,141	08/19/26	0.40%	1D FEDL01	Monthly	(393,033)
RadNet, Inc.	JPMorgan Chase Bank N.A.		23,656,760	02/09/26	0.40%	1D OBFR01	Monthly	(1,234,595)
SiriusPoint Ltd.	Goldman Sachs Bank USA		26,772,907	08/18/26	0.40%	1D FEDL01	Monthly	(515,786)
SiriusPoint Ltd.	JPMorgan Chase Bank N.A.		1,836,732	02/09/26	0.40%	1D OBFR01	Monthly	(5,371)
United Community Banks, Inc.	JPMorgan Chase Bank N.A.		2,140,063	02/09/26	0.40%	1D OBFR01	Monthly	(82,259)
Warrior Met Coal, Inc.	Goldman Sachs Bank USA		4,156,543	08/18/26	0.40%	1D FEDL01	Monthly	231,942
Warrior Met Coal, Inc.	JPMorgan Chase Bank N.A.		49,285,370	02/09/26	0.40%	1D OBFR01	Monthly	5,412,741
Western Union Co. (The)	Goldman Sachs Bank USA		37,534,704	08/18/26	0.40%	1D FEDL01	Monthly	(1,095,904)

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Western Union Co. (The)	JPMorgan Chase Bank N.A.	USD	2,543,193	02/09/26	0.40%	1D OBFR01	Monthly	$ (91,637)
Western Union Co. (The)	Merrill Lynch International		30,998,938	02/15/28	0.40%	1D OBFR01	Monthly	(905,079)
Total long positions of equity swaps								9,176,527
Net dividends and financing fees								(1,937,749)
Total equity swap contracts including dividends and financing fees								$ 7,238,778

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 86,744,812,859	$ —	$ 10	$ 86,744,812,869
Short-Term Securities
Money Market Funds	5,321,063,339	—	—	5,321,063,339
	$ 92,065,876,198	$ —	$ 10	$ 92,065,876,208
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 25,660,540	$ —	$ 25,660,540
Liabilities
Equity Contracts	(5,322,174)	(18,421,762)	—	(23,743,936)
	$ (5,322,174)	$ 7,238,778	$ —	$ 1,916,604

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Core S&P Small-Cap ETF

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust